United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

            The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $104,500 for the year ended October 31, 2021 and $127,530 for the year ended October 31, 2022.

(b)

Audit-Related Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2021 and $0 for the year ended October 31, 2022.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2021 and $0 for the year ended October 31, 2022.

(c)

Tax Fees

            The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $31,920 for the year ended October 31, 2021 and $40,015 for the year ended October 31, 2022.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2021 and $0 for the year ended October 31, 2022.

(d)

All Other Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2021 and October 31, 2022.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $3,600 for the year ended October 31, 2021 and $4,150 for the year ended October 31, 2022.  The 2021 and 2022 payments were for access to a PwC-sponsored online library and disclosure checklist that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2022 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2021 and October 31, 2022 were $3,600 and $4,150 respectively.  These figures are also reported in response to item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)

Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2022

Thrivent Core Funds

By:   /s/ David S. Royal

        David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2022

By:   /s/ David S. Royal

        David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                (principal executive officer)

Date: December 29, 2022

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Annual Report
October 31, 2022
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 4
Thrivent Core International Equity Fund 6
Thrivent Core Low Volatility Equity Fund 8
Thrivent Core Short-Term Reserve Fund 10
Thrivent Core Small Cap Value Fund 12
Shareholder Expense Example 14
Report of Independent Registered Public Accounting
Firm 15
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 17
Thrivent Core Emerging Markets Equity Fund 23
Thrivent Core International Equity Fund 32
Thrivent Core Low Volatility Equity Fund 40
Thrivent Core Short-Term Reserve Fund 43
Thrivent Small Cap Value Fund 48
Statement of Assets and Liabilities 50
Statement of Operations 52
Statement of Changes in Net Assets 54
Notes to Financial Statements 56
Financial Highlights 68
Additional Information 70
Board of Trustees and Officers 71

Thrivent Core Emerging Markets Debt Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt Fund involves risks including emerging markets, sovereign debt, foreign securities, credit, interest rate, market, LIBOR, high yield, investment adviser, issuer, derivatives, liquidity, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Core Emerging Markets Debt Fund earned a return of -22.88%, compared with its market benchmark, the JP Morgan EMBI Global
Diversified Index, which earned a return of -24.19%.
What factors affected the Fund’s performance?
During the period, the emerging market (EM) debt sector experienced its largest drawdown in 25 years, exceeding the 2008 sell off spurred by the Great Financial Crisis. The sell off was caused by residual dislocations and macro policy responses surrounding the Covid pandemic and exacerbated by Russia’s invasion of Ukraine in February. The war added to inflationary pressures that were already building because of pandemic-related supply chain challenges, since Russia and Ukraine are large worldwide producers of both energy and grain.
The U.S. Federal Reserve (Fed) finally began reacting to the stubbornly high inflation with its first 25-basis-point rate increase in March and then shifted to a more aggressive pace after inflation hit a 40-year high by summer. The Fed continued to hike rates through the period end and beyond, including four consecutive 75-basis-point hikes in June, August, September, and October (after period end), and is expected to continue into the first quarter of 2023.
In response, U.S. Treasury rates rose sharply and represented an important headwind for the EM debt sector. The 10-year U.S. Treasury bond yield increased by 259 basis points to end the period at 4.05% (source: Bloomberg). Spreads in the sector widened by 184 basis points versus Treasuries during the year, further weighing on performance. Because EM debt is a longer-duration asset class, the combination of much higher yields and wider spreads led to the sector’s dramatic sell off.
During the period, the Fund outperformed its benchmark mainly due to underweightings in Russia, Ukraine, Sri Lanka, Panama, and
Zambia. Several overweighted positions also contributed to outperformance, including Angola, Vietnam, Oman, Indonesia, Guatemala, and Senegal. Conversely, overweighted positions in Petróleos Mexicanos (Pemex) and Egypt, along with underweightings in China,
Bahrain, and Brazil, detracted from performance.
What is your outlook?
Continuing a well-worn pattern, the global backdrop will remain a key source of uncertainty for EM debt. The potential for a Fed pause in the first quarter of 2023 is cause for some hope among all risk asset classes, including EM debt. The dramatic sell off in the sector has already discounted a lot of bad news; however, the most important inputs will be inflation definitively beginning to decelerate, while waiting to see if a meaningful U.S. recession can be avoided.
High U.S. Treasury rates and outflows out of the EM debt sector mean that investors will remain selective in their willingness to buy new
EM debt bond issues, making the international bond markets a less reliable source of capital for many EM debt issuers. This will increase the already considerable pressure to undertake macroeconomic adjustment and reduce debt overhangs. These countries may also be buffeted by lingering impacts from the pandemic and lower global growth, although higher commodity prices are a net positive for the EM segment.
A key question for the EM segment is how the various economies will adjust to this new normal. We do not yet know which countries can effectively begin the process of fiscal adjustment and accelerate growth to make their debt loads manageable and which ones may need to undertake some version of debt restructuring. The International Monetary Fund (IMF) and other international financial institutions will remain important for EM funding; however, the emphasis is shifting toward larger adjustments and more non-IMF resources to provide bridge financing. The depth of domestic capital markets and ability to attract foreign equity investment will be an important differentiator among EM countries.
The difficult year has created significant value in the EM debt sector, with spreads at more than 500 basis points over Treasuries at period end. We believe any stabilization in inflation expectations could result in a tailwind for EM debt performance. We will continue to carefully monitor the EM landscape to see which countries are forced to restructure their debt. As of this writing, that list includes Zambia, Sri Lanka, and Lebanon, and is growing. Going forward, a key challenge for the Fund will be to avoid getting caught up in any debt restructuring process in 2023 and beyond.

Major Market Sectors
(% of Net Assets)
Foreign Government 81.2%
Energy 9.3%
Utilities 2.5%
Communications Services 1.8%
Unaffiliated Registered
Investment Companies 0.5%
Transportation 0.5%
Top 10 Countries
(% of Net Assets)
Mexico 6.7%
Indonesia 5.7%
Saudi Arabia 4.5%
Oman 4.0%
Dominican Republic 3.9%
Qatar 3.8%
Turkey 3.5%
Virgin Islands, British 3.4%
Colombia 3.4%
Peru 3.3%
Investments in securities in these countries
represent 42.2% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and
S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Rat-
ings Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries
are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
1-Year 5-Year
From Inception
9/5/2017
-22.88% -1.93% -2.06%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* JP Morgan EMBI Global Diversified Index is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S. –
dollar – denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Emerging Markets Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity Fund involves risks including emerging markets, China, foreign securities, quantitative investing, equity security, market, regional, foreign currency, issuer, investment adviser, technology-oriented companies, derivatives, non-
diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Core Emerging Markets Equity Fund earned a return of -31.16%, compared with the return of its market benchmark, the MSCI
Emerging Markets Index (USD Net Returns), of -31.03%.
What factors affected the Fund’s performance?
The reporting period was a challenging one for emerging market (EM) stocks, as geopolitical situations and surging inflation weighed broadly on the segment. In the first few months of the period, saber rattling by Russia prior to its shocking invasion of Ukraine led Russian stocks to underperform the broader EM market. In February, hopes were dashed that Russia would pull back from its threats after the country waged war on Ukraine and its stock markets fell precipitously. Moscow’s stock exchange was closed for trading, while depository receipts in the U.S. and London traded to distressed levels and were eventually halted. As Western countries levied sanctions against
Russia, its government responded in part by restricting investors’ ability to trade Russian stocks. As of the writing of this letter, Russian securities still cannot be traded, and major index providers have removed them from indexes, including the MSCI Emerging Markets Index and the MSCI All Country World Index. Outside of Russia and Ukraine, the war has also had huge impacts globally, particularly in Europe.
Inflation spiked throughout Europe through both energy and food prices, as Russia and Ukraine are large producers of both, exacerbating inflationary pressures that were already building because of pandemic-related supply chain challenges.
China’s economy and stock market underperformed in part because the country has persisted with its zero-Covid policies that call for severe lockdowns to control regional outbreaks of the disease. These lockdowns have been a drag on China’s economy, as they have impacted industrial centers, reduced production, and continued to disrupt global supply chains. The situation has also continued to fuel inflation in the U.S. and other Western countries that depend on goods manufactured in China. In addition, political tensions have escalated in the region, as Chinese leadership has been more vocal about its claim on Taiwan as part of its territory under the One China
Principle. Meanwhile, the U.S. has voiced willingness to defend Taiwan in the event of Chinese military action. As a result, Taiwan’s stock market has underperformed other EM countries over the past six months, partly due to the risk the market perceives from this situation.
Taiwan is also experiencing slowing demand in the Information Technology sector, where the country is a global leader.
Security selection in Russia and India was primarily responsible for the Fund’s slight shortfall versus the benchmark during the period.
On the other hand, selection added modestly overall in China and Korea. Although country allocations are generally kept close to the benchmark’s allocations, the Fund experienced some added value from a small overweighting to Turkey, which was one of the top-
performing countries during the period. From a factor perspective, an overweighting to low-volatility stocks also benefited the Fund’s results. The Fund uses equity index futures to manage cash flows and maintain consistent market exposure. Use of these derivatives reduced the Fund’s returns, because they increased market exposure during a period of negative returns.
What is your outlook?
The outlook for EM stocks hinges on developments on both the geopolitical and economic fronts. Over the past year, inflation has increased globally, causing many developed market (DM) central banks to raise interest rates, while EM central banks were generally ahead of the curve in terms of rate increases. The U.S. Federal Reserve has been among the most aggressive at hiking rates, which has contributed to a stronger U.S. dollar versus EM and DM currencies and has reduced returns for U.S. investors in international stocks. If inflation peaks and begins to meaningfully moderate, we anticipate that interest rate hikes will slow and the strength of the dollar may moderate, providing a more favorable environment for EM stocks. Also, policy decisions and geopolitical developments in China will be a key driver of EM sentiment and returns. The loosening of China’s zero-Covid policy would help to relieve some continuing supply chain issues that are fueling inflation globally. A reduction in tensions surrounding China and Taiwan would also likely relieve some of the risk aversion that has weighed on EM stocks. In addition, any move toward a resolution of the war in Ukraine could provide support to EM stocks.
In this scenario, we would expect factors that generally benefit from rising interest rates, such as value factors, to continue to produce positive returns as rates continue to rise, but their returns would likely be less extreme than in the recent past. Negative performance from growth and momentum factors, which often outperform in a falling rate environment, should also moderate. We would expect low volatility to continue to perform well relative to the market as well.
Going forward, factor exposures should continue to drive the investment process for this Fund as we continue to seek out EM equities from profitable companies. In Asia, we tend to place more emphasis on the positive price momentum and attractive valuation factors in the Fund’s holdings, while in the rest of the world, the attractive valuation and high-quality earnings factors tend to be the biggest drivers.
Industry and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.0%
Short-Term Investments 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 20.8%
Information Technology 18.7%
Consumer Discretionary 13.9%
Materials 11.1%
Communications Services 7.6%
Health Care 6.0%
Energy 6.0%
Industrials 5.8%
Consumer Staples 3.5%
Utilities 2.7%
Top 10 Countries
(% of Net Assets)
India 16.3%
China 15.0%
Taiwan 13.4%
Cayman Islands 11.4%
South Korea 9.6%
Brazil 8.6%
Saudi Arabia 5.9%
Indonesia 3.2%
South Africa 2.2%
Malaysia 2.1%
Investments in securities in these countries
represent 87.7% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total
Returns
1
As of October 31, 2022
1-Year
From Inception
1/31/2020
-31.16% -6.94%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core International Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity Fund involves risks including equity security, foreign securities, quantitative investing, foreign currency, market, regional, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Core International Equity Fund earned a return of -23.81%, compared with the return of its market benchmark, the MSCI World Ex-
USA Index (net), of -22.04%.
What factors affected the Fund’s performance?
As the period got underway, inflation began to heat up across the globe due to a confluence of events. Covid reopenings ignited a surge in demand while supply chains were still somewhat disrupted by the pandemic-related shutdowns. Some of the disruption was related to China’s zero-Covid policies that hampered the country’s ability to produce goods. Russia’s shocking invasion of Ukraine in February also caused inflation to spike in Europe through both energy and food prices. The situation increased concerns about a deeper European recession as the threat to the region’s energy supplies this winter could negatively impact economic growth. The Federal Reserve (Fed)
began aggressively hiking the federal funds rate to slow the U.S. economy and rein in rapidly rising prices while other central banks took a more measured approach, which helped fuel U.S. dollar strength. Weak currencies also contributed to the inflationary pressures as the euro, yen and British pound all hit near-record lows versus the U.S. dollar. Market volatility spiked and equities sold off worldwide as the risk of a global recession increased.
During this challenging market backdrop, the cyclical Energy sector was by far the best index performer, as prices for energy rose significantly and supply remained constrained by the Ukraine conflict and policy decisions by the OPEC+ nations. High growth stocks suffered the most due to their sensitivity to interest rates, leading Information Technology stocks to underperform. The more defensive
Consumer Staples, Utilities, and Health Care sectors also held up better than the broader market. In terms of countries, energy and commodity producers saw the best returns, including Norway, Canada, and Australia. Hong Kong produced the worst returns, as it was negatively influenced by the low returns in China’s markets.
Our team uses a quantitative approach to select securities that focuses on emphasizing certain factors in the markets that we believe will outperform. During the period, stock selection was the primary driver of the Fund’s underperformance versus its benchmark, both by country and sector. Selection detracted in Australia and the U.K., as well as across most sectors but particularly Health Care (mostly in the pharmaceutical industry), Real Estate, Materials, and Consumer Staples. However, selection was favorable in the Information Technology sector. The Fund also experienced positive results overall from country and sector allocations, as well as style factors. Country allocation was a positive contributor over the fiscal year mainly due to the Fund’s underweighting in Hong Kong, which was weighed down by China’s market sell off. In terms of sector allocations, the Fund’s overweighted position in Energy helped since it was the best performer and only sector with a positive return in the index over the period. Regarding style factors, the Fund’s emphasis on low-volatility stocks aided results both in terms of absolute returns and relative to the benchmark; however, an underweighting to value stocks detracted. The team continued to employ derivatives to balance equity exposure, which negatively impacted results.
What is your outlook?
The outlook for international stocks hinges on developments on both the geopolitical and economic fronts. Over the past year, inflation has increased globally, causing many central banks to raise interest rates. However, the Fed has been among the most aggressive at hiking rates, which has contributed to a stronger U.S. dollar versus other currencies and has reduced returns for U.S. investors in foreign stocks. If inflation peaks and begins to meaningfully moderate, we anticipate that interest rate hikes will slow and the strength of the dollar may moderate, providing a more favorable environment for international stocks. Any move toward a resolution of the war in Ukraine could provide support to stocks as well.
In this scenario, we would expect factors that generally benefit from rising interest rates, such as value factors, to continue to produce positive returns as rates continue to rise, but their returns would likely be less extreme than in the recent past. Negative performance from growth and momentum factors, which often outperform in a falling rate environment, should also moderate. We would expect low volatility to continue performing well relative to the market.
Going forward, factor exposures should continue to drive the investment process for this Fund. Our focus remains on finding international equities from profitable companies with attractive valuations, positive price momentum, low volatility, and high earnings quality. Industry and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 98.4%
Preferred Stock 1.3%
Short-Term Investments 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.2%
Health Care 14.6%
Industrials 14.4%
Consumer Discretionary 11.9%
Energy 9.5%
Information Technology 9.3%
Materials 7.7%
Consumer Staples 7.2%
Communications Services 4.3%
Utilities 1.5%
Top 10 Countries
(% of Net Assets)
Japan 19.1%
Canada 12.4%
United Kingdom 12.3%
Switzerland 10.0%
France 7.9%
Germany 7.5%
Australia 7.1%
Netherlands 3.9%
Denmark 2.8%
Israel 2.8%
Investments in securities in these countries
represent 85.8% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total
Returns
1
As of October 31, 2022
1-Year
From Inception
11/14/2017
-23.81% -0.92%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI World Ex-USA Index (Net) is an index which captures large and mid cap representation across 22 of 23 Developed Markets countries, ex-
cluding the United States
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity Fund involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2022?
Thrivent Core Low Volatility Equity Fund earned a return of -5.48%, compared with the return of its market benchmark, the MSCI USA
Minimum Volatility Index (USD), of -7.14%.
What factors affected the Fund’s performance?
As the period got underway, U.S. economic growth was picking up steam again and inflation began to heat up due to a confluence of events. Covid reopenings ignited a surge in demand while supply chains were still disrupted by the pandemic-related shutdowns. Also, record fiscal stimulus and accommodative monetary policy meant U.S. consumers’ finances were healthy enough to support spending.
Russia’s shocking invasion of Ukraine in February added to energy price inflation, which was felt more acutely in Europe, but also contributed to high U.S. gasoline prices. Additionally, China’s zero-Covid policies slowed that country’s ability to respond to increasing worldwide demand. The U.S. Federal Reserve (Fed) turned increasingly more hawkish, and by March it began hiking the federal funds rate to slow the economy and rein in rapidly rising prices. By summer, however, inflation had reached a 40-year high, causing Fed policymakers to ramp up their pace of rate hikes and interest rates to rise rapidly. Market volatility spiked and equities sold off as rising rates increased the risk of recession and cast doubt on corporate earnings estimates for the coming year.
During this challenging market backdrop, high growth stocks suffered the most due to their sensitivity to interest rates, leading the
Communication Services and Information Technology sectors to underperform in the index. The cyclical Energy sector was by far the best index performer, benefiting from rising oil and gasoline prices. The more defensive Consumer Staples, Utilities, and Health Care sectors also held up better than the broader market. In a volatile year with negative returns, low volatility as a strategy offered downside protection, as intended, and outperformed traditional market indexes.
Our team uses a quantitative approach to select a broadly diversified portfolio of securities for the Fund with a focus on emphasizing certain factors in the markets that we believe will outperform. Sector allocation was a positive contributor over the fiscal year, particularly the Fund’s overweightings in Consumer Staples, the second best-performing sector, and Energy, which was not only the top-performing sector but is also the smallest weight in the benchmark. Stock selection also helped drive the Fund’s outperformance versus its benchmark, particularly in the Utilities and Health Care sectors. However, selection in the Financial and Information Technology sectors detracted. In addition, style factors contributed positively to the Fund’s results overall led by an emphasis on low volatility, which helped both in terms of absolute returns and relative to the benchmark. An overweighting to the long-term reversal factor (the tendency of stocks that have underperformed in the past three-to-five years to outperform, and vice versa) also aided performance. However, the Fund’s emphasis on price momentum, which are stocks that have recently performed well, was a negative.
What is your outlook?
The Fed has clearly indicated that its primary focus is to lower inflation, despite the negative impact on U.S. economic growth. Therefore, the degree to which policymakers hike rates to bring down inflation remains the biggest issue impacting the economy and financial markets. We believe the efforts to reduce inflation are beginning to have an impact, and inflation is starting to moderate. If the Fed is able to slow its pace of rate increases, that would reduce headwinds for the stock market. It would also increase the probability that policymakers have engineered a “soft landing” for the U.S. economy by bringing down inflation without too much damage to economic growth. In addition, any reduction in geopolitical tensions could also provide support to stocks, including a de-escalation of the conflict between China and Taiwan and a move toward resolution of the war in Ukraine.
In this scenario, we would expect factors that generally benefit from rising interest rates, such as value factors, to continue to produce positive returns as rates continue to rise, but their returns would likely be less extreme than in the recent past. Negative performance from growth and momentum factors, which often outperform in a falling rate environment, should also moderate. We would expect low volatility to continue to perform well relative to the market.
Our long-term expectation is for low-volatility stocks to produce returns similar to the market over a full market cycle, but with lower overall volatility. We will continue to focus on finding profitable companies with low volatility, attractive valuations, positive price momentum, and high-quality earnings. Industry weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care 20.0%
Information Technology 19.0%
Consumer Staples 15.0%
Industrials 12.6%
Communications Services 9.0%
Utilities 7.2%
Financials 5.6%
Consumer Discretionary 4.9%
Real Estate 2.6%
Materials 2.0%
Top 10 Holdings
(% of Net Assets)
Merck & Company, Inc. 4.2%
Johnson & Johnson 3.9%
Consolidated Edison, Inc. 3.1%
Waste Management, Inc. 2.7%
Kroger Company 2.6%
Vertex Pharmaceuticals, Inc. 2.4%
Verizon Communications, Inc. 2.4%
Costco Wholesale Corporation 2.3%
Public Storage, Inc. 2.2%
Mastercard, Inc. 2.0%
These securities represent 27.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total
Returns
1
As of October 31, 2022
1-Year
From Inception
2/28/2018
-5.48% 10.34%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI USA Minimum Volatility Index (USD) is an index which aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid cap USA equity universe.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Short-Term Reserve Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, financial sector, government securities, prepayment, redemption and share ownership, redemption and lending, regulatory, cybersecurity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Thrivent Core Short-Term Reserve Fund's primary role is to serve as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series
Fund, Inc. To help meet this objective, the Fund is invested in investment-grade fixed-income securities; however, its overall weighted average maturity is limited to 180 days or less to help us manage the fluctuation in the Fund’s underlying share price. Investments consist of U.S. dollar-denominated debt securities such as: obligations of federal, state and local governments, their agencies and instrumentalities; mortgage-backed and asset-backed securities; corporate debt securities; time deposits; commercial paper; repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed-income securities.
How did the Fund perform during the 12-month period ended October 31, 2022?
The Thrivent Core Short-Term Reserve Fund earned a return of 1.28%. Its 30-day yield at period end was 3.44%.
What factors affected the Fund's performance?
As the period got underway, U.S. economic growth was picking up again as the tailwinds from accommodative monetary policy and record fiscal stimulus continued to work their way through the system while the impact from Covid appeared to dissipate. Inflation surged well beyond the Federal Reserve’s (Fed’s) long-term target as supply chain disruptions, higher commodity prices, shipping bottlenecks, and lack of materials and workers all contributed to pricing pressures. In response, the Fed began tapering monthly purchases in
November and turned increasingly more hawkish regarding its outlook, as inflation no longer appeared transitory. In March, policymakers hiked the federal funds rate for the first time in three-and-a-half years by 25 basis points, followed by another 50-basis-point increase in
May. With inflation hitting a 40-year high by summer, the Fed shifted to an even more aggressive monetary policy stance than previously telegraphed, hiking rates by 75 basis points in June, August and September. The increases took the federal funds rate from the 0.00-
0.25% range at the beginning of the fiscal year to the 3.00%-3.25% range by the end.
As a result, interest rates rose sharply across the Treasury yield curve throughout the period, but particularly at the short end, causing the yield curve to flatten. The three-month Treasury bill rate rose from 0.05% to 4.10% by period end (source: Bloomberg). Volatility also spiked across U.S. capital markets as investors realized that the Fed would have to slow the economy even more than expected to rein in runaway inflation, raising fears of a recession. The uncertain inflation and economic outlook caused the financial system to be flooded by even more excess cash versus the available supply of short-term securities, as investors shifted money out of equities, fixed-income securities, and banks and into money market funds. This increased demand in the face of limited supply put downward pressure on the rates of available government securities.
We continued to favor floating-rate securities, which adjust periodically to changing interest rates and comprised more than 40% of the portfolio. We also increased the Fund’s exposures in commercial paper to approximately 61%, corporate bonds to around 17%, and certificates of deposit (CDs) to around 12%. We lowered the Fund’s exposure to U.S. government obligations to approximately 10%, as well as the combined exposure in municipal and asset-backed securities to around 1%.
The Fund’s weighted average maturity (WAM) fell significantly from 41 days at the beginning of the fiscal year to 18 days by period end.
We typically target an average WAM of less than 65 days because it reduces the price sensitivity of the Fund’s portfolio to changes in interest rates and aids with liquidity. The Fund’s weighted average life (WAL) also declined from 82 to 72 days. At the end of October 2022, the Fund’s net assets totaled approximately $4.23 billion.
What is your outlook?
The degree to which the Fed will hike rates to bring down inflation remains the biggest issue impacting the U.S. economy and short-term markets. The Fed has clearly indicated that its primary focus is to lower inflation, despite the negative impact on U.S. economic growth.
However, we believe a reduction in inflationary pressures may be more difficult and gradual than the market currently anticipates. Our outlook calls for continued increases in the fed funds rate, which is in line with the market’s view, and a recession in 2023. As of this writing, we do not believe the Fed is likely to pivot to rate cuts anytime soon.
Because the primary purpose of the Fund is to provide liquidity to Thrivent Mutual Funds and Thrivent Series Fund, Inc., we will continue to manage its portfolio conservatively to preserve liquidity and minimize net asset value (NAV) volatility.

Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 43.3%
Utilities 18.0%
U.S. Government & Agencies 9.5%
Capital Goods 9.3%
Consumer Cyclical 5.3%
Consumer Non-Cyclical 4.7%
Energy 3.6%
Basic Materials 3.2%
Communications Services 1.8%
Technology 1.7%
Top 10 Holdings
(% of Net Assets)
Federal Home Loan Bank 1.2%
Federal Home Loan Bank 1.2%
Welltower, Inc. 1.2%
U.S. Treasury Notes 1.2%
Australia & New Zealand Banking Group,
Ltd. 0.8%
Chevron Corporation 0.7%
Royal Bank of Canada 0.7%
Federal Home Loan Bank 0.7%
Skandinaviska Enskilda Banken AB 0.7%
Westpac Banking Corporation 0.6%
These securities represent 9.0% of the total net
assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
1-Year 5-Year
From Inception
5/2/2016
1.28% 1.45% 1.34%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg Short-term Government/Corporate Index – 3-6 months is an index which measures the performance of USD denominated, fixed rate, investment grade bonds that are in the government or corporate sector and have a remaining maturity of 3-6 months.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Small Cap Value Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Matthew D. Finn, CFA, Portfolio Manager
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Small Cap Value Fund involves risks including small cap, value investing, equity security, market, issuer, investment adviser, and health crisis. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the period ended October 31, 2022?
Thrivent Core Small Cap Value Fund earned a return of -6.40%, compared with the return of its market benchmarks, the Russell 2000®
Value Index and the S&P SmallCap 600 Value Index, which earned returns of -9.01% and -6.94%, respectively, since the Fund’s inception on March 31, 2022.
What factors affected the Fund’s performance?
During the period since inception, the Fund outperformed both the Russell 2000® Value Index and the S&P Small Cap 600 Value Index.
The Fund’s outperformance versus the Russell benchmark resulted from a combination of positive stock selection and sector allocations.
Security selection benefited the Fund’s results in eight of the 11 sectors, with all areas except for Information Technology, Real Estate, and
Utilities contributing to returns relative to the benchmark. Selection was particularly favorable in the Financials, Health Care, Energy, and
Industrials sectors. Within Financials, positions in Banner, Old National Bancorp, and insurance company RLI contributed the most. In the
Health Care sector, the Fund benefited from positions in Acadia Healthcare, Halozyme Therapeutics, and Ionis Pharmaceuticals during the period. Within Energy, positions in Helmerich & Payne, Matador Resources, and NOV drove positive security selection. Stock selection in the Industrials sector was aided by holdings in Resources Connections, Curtiss-Wright, and RBC Bearings. On the other hand, negative stock selection in Real Estate resulted from the Fund’s positions in Pebblebrook Hotel Trust, Cushman & Wakefield, and Highwoods
Properties Trust. Within Information Technology, the Fund saw weak results from TTEC Holdings.
Five of the Fund’s 11 sector allocations also contributed favorably versus the Russell 2000® Value. In particular, the Fund benefited from its underweighted positioning in Communication Services and Real Estate relative to the benchmark, and its overweighted positioning in
Energy throughout the period. Conversely, the Fund’s underweighted positioning in Financials and overweighted positioning in Consumer
Discretionary and Materials negatively impacted relative performance. At period end, the Fund’s largest sector overweightings relative to the Russell benchmark were Industrials, Materials, Energy, and Consumer Staples and largest underweightings were Financials, Real
Estate, and Health Care.
What is your outlook?
The Fund seeks to invest in sound-to-improving companies that offer attractive growth in operating income and cash flow, while also trading at a discount to our estimate of the intrinsic value of the business. Compared to share prices, which can swing widely over time due to excessive investor fear or optimism, the underlying intrinsic value of quality businesses tends to be far more stable over time and compounds with growth in operating income and cash flows. We believe a company’s intrinsic value is determined by the present value of its future cash flows; therefore, even one or two years of significant oscillation in cash flows has a limited impact on this figure. The typical investor can often be much more shortsighted and will buy and sell entirely based on shorter-term fluctuations in corporate earnings. We are currently seeing extreme levels of this phenomenon as investors attempt to ascertain the economic impact of substantially tighter monetary policy on the economy. We believe one of our team’s key competitive advantages is the ability to look beyond near-term disruptions and focus on finding businesses that fit our criteria that are trading at substantial discounts. Therefore, we believe the current environment offers many attractive investment opportunities for the Fund.

Portfolio Composition
(% of Portfolio)
Common Stock 96.9%
Short-Term Investments 3.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 24.7%
Industrials 18.8%
Consumer Discretionary 10.3%
Energy 9.0%
Information Technology 7.0%
Materials 6.9%
Health Care 6.1%
Real Estate 6.0%
Consumer Staples 4.8%
Utilities 2.8%
Top 10 Holdings
(% of Net Assets)
Helmerich & Payne, Inc. 3.1%
Resources Connection, Inc. 2.8%
Banner Corporation 2.8%
Berkshire Hills Bancorp, Inc. 2.7%
Old National Bancorp 2.6%
NOV, Inc. 2.4%
RLI Corporation 2.4%
ManpowerGroup, Inc. 2.3%
Everi Holdings, Inc. 2.2%
Wintrust Financial Corporation 2.2%
These securities represent 25.5% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of October 31, 2022
From Commencement 3/31/2022
-6.40%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
** The S&P SmallCap 600 Value Index is a market capitalization weighted index. All the stocks in the underlying parent index are allocated into value or growth. Stocks that do not have pure value or pure growth characteristics have their market caps distributed between the value & growth indices. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May
1, 2022 through October 31, 2022.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 5/1/2022
Ending Account Value
10/31/2022
Expenses Paid During
Period  5/1/2022
- 10/31/2022
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $899 $0.21 0.04%
Hypothetical
**
$1,000 $1,025 $0.22 0.04%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $804 $0.81 0.18%
Hypothetical
**
$1,000 $1,024 $0.91 0.18%
Thrivent Core International Equity Fund
Actual
$1,000 $879 $0.44 0.09%
Hypothetical
**
$1,000 $1,025 $0.48 0.09%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $977 $0.17 0.03%
Hypothetical
**
$1,000 $1,025 $0.17 0.03%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,011 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
Thrivent Core Small Cap Value Fund
Actual
$1,000 $1,002 $0.30 0.06%
Hypothetical
**
$1,000 $1,025 $0.30 0.06%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
184/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Core Funds and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Core Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations and statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included
Thrivent Core Emerging Markets Debt Fund (1) Thrivent Core Low Volatility Equity Fund (1)
Thrivent Core Emerging Markets Equity Fund (1) Thrivent Core Short-Term Reserve Fund (1)
Thrivent Core International Equity Fund (1) Thrivent Core Small Cap Value Fund (2)
(1) Statement of operations for the year ended October 31, 2022 and the statement of changes in net assets for the years ended October 31, 2022 and 2021
(2) Statement of operations and statement of changes in net assets for the period March 31, 2022 (commencement of operations) through October 31, 2022
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
December 16, 2022
We have served as the auditor of one or more investment companies in the Thrivent Financial for Lutherans investment company complex since 1987.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.3% ) Value
Angola (2.9%)
Angola Government International
Bond
$ 2,000,000 9.500%,  11/12/2025 $ 1,948,360
14,000,000 8.250%,  5/9/2028 11,774,000
2,000,000 8.000%,  11/26/2029 1,623,400
6,000,000 8.750%,  4/14/2032
a
4,833,000
2,000,000 9.125%,  11/26/2049 1,504,000
Total 21,682,760
Argentina (0.9%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
b
379,397
15,700,000 1.500%,  7/9/2035
b
3,116,011
12,700,000 3.500%,  7/9/2041
b
3,025,210
Total 6,520,618
Azerbaijan (0.6%)
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 4,733,924
Total 4,733,924
Bahrain (2.5%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
a
4,004,064
1,100,000 7.000%,  10/12/2028
a
1,053,730
2,000,000 5.250%,  1/25/2033 1,560,480
3,000,000 5.625%,  5/18/2034
a
2,347,740
6,000,000 7.500%,  9/20/2047
a
4,787,640
1,000,000 7.500%,  9/20/2047 797,940
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,015,552
Total 18,567,146
Brazil (2.8%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 3,874,595
4,800,000 2.625%,  1/5/2023 4,778,208
3,000,000 2.875%,  6/6/2025 2,812,112
1,000,000 4.500%,  5/30/2029 897,555
7,000,000 3.875%,  6/12/2030
c
5,893,286
1,300,000 5.000%,  1/27/2045 933,148
2,000,000 5.625%,  2/21/2047 1,516,847
Total 20,705,751
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,255,608
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,c
5,147,429
Total 7,403,037
Chile (2.9%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 950,429
8,500,000 3.500%,  1/25/2050 5,582,443
Principal
Amount Long-Term Fixed Income (95.3%) Value
Chile (2.9%) - continued
$ 1,200,000 3.125%,  1/21/2026 $ 1,117,555
2,600,000 3.240%,  2/6/2028 2,333,045
11,850,000 2.550%,  7/27/2033 8,811,397
2,000,000 3.500%,  1/31/2034 1,613,112
2,000,000 4.340%,  3/7/2042 1,538,018
Total 21,945,999
Colombia (3.4%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 4,911,881
3,375,000 3.875%,  4/25/2027 2,811,532
786,000 3.125%,  4/15/2031 536,744
4,000,000 7.375%,  9/18/2037 3,360,638
10,500,000 6.125%,  1/18/2041 7,465,380
3,000,000 4.125%,  2/22/2042 1,686,141
4,605,000 5.625%,  2/26/2044 2,982,090
2,000,000 5.000%,  6/15/2045 1,211,200
Total 24,965,606
Costa Rica (0.7%)
Costa Rica Government
International Bond
5,900,000 7.000%,  4/4/2044 5,009,564
Total 5,009,564
Dominican Republic (3.9%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,274,187
4,000,000 5.950%,  1/25/2027
a
3,735,984
3,000,000 5.500%,  2/22/2029
a
2,619,403
4,500,000 4.875%,  9/23/2032
a
3,467,274
2,500,000 7.450%,  4/30/2044
a
2,094,338
4,900,000 6.850%,  1/27/2045 3,777,728
8,300,000 6.500%,  2/15/2048
a
6,056,870
8,000,000 6.400%,  6/5/2049
a
5,752,436
Total 28,778,220
Ecuador (1.4%)
Ecuador Government International
Bond
6,500,000 5.500%,  7/31/2030
b
3,447,864
18,800,000 2.500%,  7/31/2035
b
6,868,113
Total 10,315,977
Egypt (2.5%)
Egypt Government International
Bond
2,500,000 7.500%,  2/16/2061
a
1,391,250
2,000,000 8.875%,  5/29/2050
a
1,185,152
2,000,000 8.750%,  9/30/2051
a
1,188,800
500,000 8.150%,  11/20/2059
a
286,944
1,000,000 5.800%,  9/30/2027
a
727,300
4,300,000 7.600%,  3/1/2029 3,079,574
3,500,000 7.053%,  1/15/2032
a
2,217,754
2,500,000 7.625%,  5/29/2032 1,601,315
3,000,000 8.500%,  1/31/2047 1,768,560
9,000,000 7.903%,  2/21/2048 5,078,592
Total 18,525,241

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
El Salvador (0.4%)
El Salvador Government
International Bond
$ 3,300,000 8.625%,  2/28/2029 $ 1,320,005
5,000,000 7.625%,  2/1/2041 1,714,656
Total 3,034,661
Gabon (0.4%)
Gabon Government International
Bond
3,000,000 6.950%,  6/16/2025 2,702,580
Total 2,702,580
Ghana (0.7%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027 605,000
3,000,000 7.750%,  4/7/2029
a
863,850
5,000,000 8.625%,  4/7/2034
a
1,437,500
5,000,000 7.875%,  2/11/2035
a
1,400,400
4,000,000 8.875%,  5/7/2042 1,090,000
Total 5,396,750
Guatemala (1.7%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
858,082
4,590,000 4.500%,  5/3/2026 4,339,891
3,700,000 4.375%,  6/5/2027 3,410,873
4,000,000 5.375%,  4/24/2032
c
3,684,000
1,000,000 4.650%,  10/7/2041
a
735,032
Total 13,027,878
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 786,453
Total 786,453
Hungary (0.4%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,758,200
Total 2,758,200
Indonesia (5.7%)
Indonesia Government International
Bond
964,000 3.375%,  4/15/2023
a
957,734
5,000,000 4.125%,  1/15/2025 4,889,999
6,100,000 4.750%,  1/8/2026
a
5,970,793
3,700,000 4.100%,  4/24/2028 3,479,188
3,400,000 6.625%,  2/17/2037
a
3,505,400
2,000,000 7.750%,  1/17/2038
a
2,210,000
726,000 6.750%,  1/15/2044
a
749,340
4,000,000 5.125%,  1/15/2045
a
3,512,909
1,200,000 5.250%,  1/8/2047
a
1,071,571
1,500,000 4.350%,  1/11/2048 1,168,023
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,346,157
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 617,624
Principal
Amount Long-Term Fixed Income (95.3%) Value
Indonesia (5.7%) - continued
$ 2,000,000 3.375%,  2/5/2030 $ 1,584,000
6,400,000 5.250%,  10/24/2042 4,652,448
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,424,835
1,500,000 4.400%,  6/6/2027
a
1,431,036
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,905,614
Total 42,476,671
Ivory Coast (1.7%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 12,870,000
Total 12,870,000
Jersey (1.4%)
Galaxy Pipeline Assets Bidco, Ltd.
4,623,300 2.160%,  3/31/2034 3,764,288
6,500,000 2.625%,  3/31/2036
a
4,936,598
1,933,060 2.940%,  9/30/2040
a
1,448,757
Total 10,149,643
Jordan (1.0%)
Jordan Government International
Bond
2,000,000 7.750%,  1/15/2028
a
1,931,400
6,500,000 5.850%,  7/7/2030 5,379,010
Total 7,310,410
Kazakhstan (1.1%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 3,540,000
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033 3,353,400
1,700,000 5.750%,  4/19/2047 1,168,634
Total 8,062,034
Kenya (0.1%)
Kenya Government International
Bond
1,500,000 8.000%,  5/22/2032 1,044,375
Total 1,044,375
Lebanon (0.1%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
590,614
3,000,000 6.600%,  11/27/2026
d
176,779
5,000,000 6.850%,  3/23/2027
d
295,000
Total 1,062,393
Luxembourg (0.3%)
EIG Pearl Holdings SARL
2,500,000 3.545%,  8/31/2036
a
1,918,750
Total 1,918,750

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
Malaysia (1.1%)
Petronas Capital, Ltd.
$ 3,500,000 4.550%,  4/21/2050 $ 2,869,662
6,400,000 3.500%,  4/21/2030 5,685,412
Total 8,555,074
Mexico (6.7%)
America Movil SAB de CV
4,000,000 5.375%,  4/4/2032
a
3,386,000
Comision Federal de Electricidad
2,000,000 3.875%,  7/26/2033
a
1,425,000
Mexico Government International
Bond
4,460,000 4.500%,  1/31/2050 3,162,391
2,000,000 4.400%,  2/12/2052 1,364,643
1,781,000 4.150%,  3/28/2027 1,699,186
885,000 3.750%,  1/11/2028 809,398
2,000,000 3.500%,  2/12/2034 1,525,910
5,800,000 6.050%,  1/11/2040 5,334,155
2,000,000 4.600%,  2/10/2048 1,438,527
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 9,316,031
3,000,000 8.750%,  6/2/2029 2,672,982
900,000 6.840%,  1/23/2030 718,317
8,200,000 5.950%,  1/28/2031 5,909,573
3,415,000 6.700%,  2/16/2032 2,582,594
9,100,000 6.625%,  6/15/2035 6,319,950
Total Play Telecomunicaciones SA
de CV
3,024,000 7.500%,  11/12/2025
a
2,555,268
Total 50,219,925
Mongolia (0.4%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 2,830,717
Total 2,830,717
Morocco (0.2%)
OCP SA
1,500,000 5.125%,  6/23/2051 918,090
900,000 6.875%,  4/25/2044 708,637
Total 1,626,727
Mozambique (0.6%)
Mozambique Government
International Bond
6,300,000 5.000%,  9/15/2031
b
4,244,625
Total 4,244,625
Netherlands (0.6%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
a
2,412,229
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,315,640
Total 4,727,869
Nigeria (1.5%)
Nigeria Government International
Bond
12,100,000 7.875%,  2/16/2032 7,774,250
Principal
Amount Long-Term Fixed Income (95.3%) Value
Nigeria (1.5%) - continued
$ 1,000,000 7.375%,  9/28/2033
a
$ 602,500
5,000,000 7.696%,  2/23/2038 2,925,000
Total 11,301,750
Oman (4.0%)
Oman Government International
Bond
3,000,000 4.125%,  1/17/2023
a
2,983,020
4,000,000 4.875%,  2/1/2025 3,885,960
5,000,000 4.750%,  6/15/2026
a,c
4,726,060
4,000,000 5.625%,  1/17/2028
a
3,810,440
6,500,000 7.375%,  10/28/2032
a,c
6,642,974
9,500,000 6.750%,  1/17/2048
a
7,968,125
Total 30,016,579
Pakistan (0.4%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
650,000
4,500,000 6.875%,  12/5/2027 1,397,700
3,000,000 7.375%,  4/8/2031
a
930,000
Total 2,977,700
Panama (3.0%)
Aeropuerto Internacional de
Tocumen SA
5,000,000 4.000%,  8/11/2041
a
3,533,985
Panama Bonos del Tesoro
8,000,000 3.362%,  6/30/2031 6,559,360
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,256,231
1,000,000 9.375%,  1/16/2023 1,006,900
3,000,000 3.750%,  3/16/2025 2,863,638
5,079,000 6.700%,  1/26/2036 4,934,593
Total 22,154,707
Paraguay (1.4%)
Paraguay Government International
Bond
7,300,000 5.400%,  3/30/2050 5,597,050
3,500,000 4.700%,  3/27/2027 3,344,814
2,000,000 5.600%,  3/13/2048 1,558,548
Total 10,500,412
Peru (3.3%)
Fondo Mivivienda SA
3,000,000 4.625%,  4/12/2027
a
2,772,878
Peru Government International
Bond
1,000,000 7.350%,  7/21/2025 1,040,577
11,000,000 2.783%,  1/23/2031 8,675,036
2,100,000 8.750%,  11/21/2033 2,481,223
2,000,000 3.000%,  1/15/2034 1,492,688
6,000,000 3.300%,  3/11/2041 4,035,101
Petroleos del Peru SA
1,500,000 4.750%,  6/19/2032
a
1,104,394
4,500,000 5.625%,  6/19/2047
a
2,886,435
Total 24,488,332

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
Philippines (2.0%)
Philippines Government
International Bond
$ 3,000,000 4.200%,  1/21/2024 $ 2,942,983
3,000,000 3.750%,  1/14/2029 2,762,660
5,025,000 7.750%,  1/14/2031 5,682,756
1,625,000 6.375%,  10/23/2034 1,676,983
2,420,000 3.950%,  1/20/2040 1,869,450
Total 14,934,832
Qatar (3.8%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,032,000
3,000,000 3.875%,  4/23/2023
a
2,988,072
6,000,000 3.375%,  3/14/2024
a
5,883,984
3,000,000 3.250%,  6/2/2026
a
2,834,748
1,000,000 3.750%,  4/16/2030
a
928,750
2,000,000 5.750%,  1/20/2042
a
2,039,120
8,000,000 4.817%,  3/14/2049
a
7,120,384
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,126,400
Total 27,953,458
Romania (1.6%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 1,810,549
6,000,000 5.250%,  11/25/2027
a
5,503,392
3,000,000 3.000%,  2/14/2031 2,215,920
3,500,000 3.625%,  3/27/2032
a
2,578,030
Total 12,107,891
Saudi Arabia (4.5%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,380,250
3,000,000 2.875%,  3/4/2023
a
2,984,880
6,300,000 3.250%,  10/26/2026
a
5,912,550
4,000,000 3.625%,  3/4/2028
a
3,716,320
2,300,000 4.375%,  4/16/2029
a
2,195,120
7,000,000 2.250%,  2/2/2033
a
5,372,500
1,500,000 4.500%,  10/26/2046 1,193,400
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,548,853
Saudi Government International
Bond
1,000,000 5.500%,  10/25/2032
a
1,012,500
Total 33,316,373
Senegal (1.4%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,178,520
8,700,000 6.250%,  5/23/2033 6,512,681
Total 10,691,201
South Africa (2.9%)
Eskom Holdings SOC, Ltd.
2,000,000 6.750%,  8/6/2023 1,953,400
1,000,000 7.125%,  2/11/2025 933,800
6,000,000 6.350%,  8/10/2028
a
5,381,520
Principal
Amount Long-Term Fixed Income (95.3%) Value
South Africa (2.9%) - continued
$ 2,000,000 8.450%,  8/10/2028 $ 1,751,016
South Africa Government
International Bond
2,000,000 4.665%,  1/17/2024 1,965,000
2,000,000 5.875%,  4/20/2032 1,708,640
3,500,000 6.250%,  3/8/2041 2,660,000
2,000,000 5.375%,  7/24/2044 1,333,860
6,100,000 5.650%,  9/27/2047 4,056,500
Total 21,743,736
Sri Lanka (0.4%)
Sri Lanka Government International
Bond
4,000,000 6.825%,  7/18/2026
d
900,235
5,000,000 6.200%,  5/11/2027
d
1,101,686
1,000,000 6.750%,  4/18/2028
d
220,315
2,000,000 7.550%,  3/28/2030
d
441,740
Total 2,663,976
Trinidad and Tobago (1.0%)
Heritage Petroleum Company, Ltd.
2,000,000 9.000%,  8/12/2029
a,c
2,104,000
Telecommunications Services of
Trinidad and Tobago, Ltd.
6,500,000 8.875%,  10/18/2029
a
5,525,263
Total 7,629,263
Turkey (3.5%)
Turkey Government International
Bond
8,000,000 5.750%,  3/22/2024
c
7,864,000
4,000,000 6.375%,  10/14/2025 3,710,000
4,000,000 6.125%,  10/24/2028 3,329,840
3,500,000 6.500%,  9/20/2033 2,630,250
2,639,000 6.875%,  3/17/2036 1,977,688
5,935,000 6.750%,  5/30/2040 4,258,362
2,000,000 6.000%,  1/14/2041 1,288,160
1,800,000 5.750%,  5/11/2047 1,106,107
Total 26,164,407
Ukraine (0.4%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a,d
420,072
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026
d
324,000
3,000,000 7.750%,  9/1/2028
d
480,000
1,900,000 9.750%,  11/1/2030
d
340,518
2,000,000 6.876%,  5/21/2031
d
283,000
7,500,000 7.375%,  9/25/2034
d
1,162,500
Total 3,010,090
United Arab Emirates (2.7%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,934,100
3,000,000 3.000%,  9/15/2051
a
1,937,460
3,000,000 3.125%,  5/3/2026
a
2,841,240
8,500,000 2.500%,  9/30/2029
a
7,362,955

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
United Arab Emirates (2.7%) - continued
Finance Department Government
of Sharjah
$ 6,000,000 4.000%,  7/28/2050
a
$ 3,460,200
UAE International Government
Bond
3,000,000 4.050%,  7/7/2032
a
2,787,000
Total 20,322,955
United Kingdom (0.1%)
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
640,000
Total 640,000
Uruguay (2.1%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,599,398
2,000,000 5.100%,  6/18/2050 1,786,439
11,840,312 4.375%,  1/23/2031
c
11,265,190
Total 15,651,027
Uzbekistan (0.7%)
Uzbekistan Government
International Bond
5,000,000 3.900%,  10/19/2031
a
3,554,450
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,508,020
Total 5,062,470
Vietnam (1.0%)
Vietnam Government International
Bond
7,900,000 4.800%,  11/19/2024 7,603,750
Total 7,603,750
Virgin Islands, British (3.4%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,713,006
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 6,183,811
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 11,670,625
3,000,000 3.500%,  5/4/2027 2,821,959
Total 25,389,401
Total Long-Term Fixed Income
(cost $934,641,314) 710,283,888
Shares
Collateral Held for Securities
Loaned ( 1.8% )
13,502,839 Thrivent Cash Management Trust 13,502,839
Total Collateral Held for
Securities Loaned
(cost $13,502,839) 13,502,839
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
49,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF $ 3,866,100
Total 3,866,100
Total Registered Investment
Companies (cost $4,346,333) 3,866,100
Shares Short-Term Investments ( 2.6% )
Thrivent Core Short-Term Reserve
Fund
1,929,080 3.610% 19,290,803
Total Short-Term Investments
(cost $19,290,803) 19,290,803
Total Investments (cost
$971,781,289) 100.2% $746,943,630
Other Assets and Liabilities,
Net (0.2%) (1,732,971)
Total Net Assets 100.0% $745,210,659
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $246,487,921 or
33.1% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2022.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of October 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 13,095,445
Total lending $13,095,445
Gross amount payable upon return of
collateral for securities loaned $13,502,839
Net amounts due to counterparty $407,394
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $499,828
Gross unrealized depreciation (214,028,570)
Net unrealized appreciation (depreciation) ($213,528,742)
Cost for federal income tax purposes $960,472,372

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 13,782,171 – 13,782,171 –
Energy 68,428,925 – 68,428,925 –
Foreign Government 605,252,770 – 605,252,770 –
Transportation 3,533,985 – 3,533,985 –
Utilities 19,286,037 – 19,286,037 –
Registered Investment Companies
Unaffiliated 3,866,100 3,866,100 – –
Subtotal Investments in Securities $714,149,988 $3,866,100 $710,283,888 $–
Other Investments  * Total
Affiliated Short-Term Investments 19,290,803
Collateral Held for Securities Loaned 13,502,839
Subtotal Other Investments $32,793,642
Total Investments at Value $746,943,630
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $15,142 $183,090 $178,941 $19,291 1,929 2.6%
Total Affiliated Short-Term Investments 15,142 19,291 2.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,238 222,173 225,908 13,503 13,503 1.8
Total Collateral Held for Securities Loaned 17,238 13,503 1.8
Total Value $32,380 $32,794
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $255
Total Income/Non Income Cash from Affiliated Investments $255
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 82
Total Affiliated Income from Securities Loaned, Net $82
Total $– $– $7

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Bermuda (0.3%)
345,000 Grand Pharmaceutical Group, Ltd. $ 147,624
33,500 Orient Overseas International, Ltd. 489,540
179,000 Road King Infrastructure, Ltd. 51,095
812,200 Shanghai Industrial Urban
Development Group, Ltd. 46,007
844,000 Yuexiu Transport Infrastructure, Ltd. 330,357
Total 1,064,623
Brazil (8.6%)
17,300 Alupar Investimento SA 94,513
140,600 Ambev SA 435,777
144,300 Americanas SA 433,556
62,800 Atacadao SA 236,830
287,300 B3 SA - Brasil Bolsa Balcao 834,285
49,128 Banco Bradesco SA ADR
a
186,195
297,500 Banco BTG Pactual SA 1,667,336
21,700 Banco do Brasil SA 155,729
366,500 BB Seguridade Participacoes SA 2,104,422
276,674 Centrais Eletricas Brasileiras SA
ADR
a
2,647,770
686,700 Cielo SA 790,991
486,394 Companhia Siderurgica Nacional
SA ADR 1,172,209
28,800 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 103,815
218,900 EDP - Energias do Brasil SA 977,645
265,500 ENGIE Brasil Energia SA 2,064,172
87,368 Gerdau SA ADR 435,093
42,100 Hapvida Participacoes e
Investimentos SA
b
63,653
290,300 Hypera SA 2,867,313
132,542 Itau Unibanco Holding SA ADR 771,395
31,500 Itausa SA 65,433
34,200 Localiza Rent a Car SA 466,373
476,000 Metalurgica Gerdau SA 1,035,764
259,400 Minerva SA 689,992
448,200 Petroleo Brasileiro SA 2,585,686
240,409 Petroleo Brasileiro SA ADR 3,082,043
102,700 Sao Martinho SA 536,414
186,400 Telefonica Brasil SA 1,495,025
112,037 Telefonica Brasil SA ADR
a
895,176
347,799 Vale SA ADR
a
4,500,519
343,900 Vibra Energia SA 1,217,681
Total 34,612,805
Cayman Islands (11.4%)
68,800 ANTA Sports Products, Ltd. 604,863
30,778 Baidu.com, Inc. ADR
c
2,356,671
529,300 Chailease Holding Company, Ltd. 2,441,496
1,168,000 China Hongqiao Group, Ltd. 826,651
760,000 China Overseas Property Holdings,
Ltd. 478,320
28,000 China Resources Land, Ltd. 87,606
17,886 China Resources Microelectronics,
Ltd. 124,370
428,000 China Yuhua Education
Corporation, Ltd.
b,c
46,906
12,000 Chlitina Holding, Ltd. 54,842
666,000 Consun Pharmaceutical Group,
Ltd. 249,460
11,030 Daqo New Energy Corporation
ADR
c
485,209
716,000 Geely Automobile Holdings, Ltd. 770,546
Shares Common Stock (98.5%) Value
Cayman Islands (11.4%) - continued
59,000 Greentown China Holdings, Ltd. $ 56,290
1,414,000 Greentown Service Group
Company, Ltd. 578,539
236,000 Haidilao International Holding,
Ltd.
b,c
350,420
23,267 Hello Group, Inc. ADR 109,355
35,693 Huazhu Group, Ltd. ADR 966,566
170,398 JD.com, Inc. 3,103,036
6,822 JOYY, Inc. ADR 172,119
40,282 KE Holdings, Inc. ADR
c
410,071
44,000 Kingboard Holdings, Ltd. 108,621
56,800 Kuaishou Technology
b,c
234,576
752,500 KWG Group Holdings, Ltd.
c
72,821
34,414 Li Auto, Inc. ADR
c
468,719
42,000 Li Ning Company, Ltd. 217,263
377,000 Longfor Group Holdings, Ltd.
b
480,368
276,500 Meituan Dianping
b,c
4,426,916
209,000 NetDragon Websoft Holdings, Ltd. 350,938
37,524 NetEase, Inc. ADR 2,087,085
62,924 NIO, Inc. ADR
c
608,475
45,032 Pinduoduo, Inc. ADR
c
2,469,105
5,425,500 Shui On Land, Ltd. 497,577
78,500 Sunny Optical Technology (Group)
Company, Ltd. 680,281
29,246 TAL Education Group ADR
c
137,749
467,200 Tencent Holdings, Ltd. 12,276,518
124,383 Tencent Music Entertainment Group
ADR
c
449,023
62,188 Trip.com Group, Ltd. ADR
c
1,407,314
983,000 Want Want China Holdings, Ltd. 645,718
17,483 Weibo Corporation ADR
c
197,908
322,500 WuXi Biologics (Cayman), Inc.
b,c
1,451,135
200,400 Xiaomi Corporation
b,c
225,064
266,000 Yadea Group Holdings, Ltd.
b
406,151
471,000 Zhen Ding Technology Holding,
Ltd. 1,543,617
58,500 Zhongsheng Group Holdings, Ltd. 222,026
Total 45,938,304
Chile (0.7%)
13,592 Banco de Credito e Inversiones SA 378,732
12,993 CAP SA 69,457
218,911 Cencosud SA 294,665
4,473,946 Colbun SA 439,618
218,384 Embotelladora Andina SA 381,912
72,401 Empresas Copec SA 498,942
6,451 Sociedad Quimica y Minera de
Chile SA ADR 604,329
Total 2,667,655
China (15.0%)
126,600 Aier Eye Hospital Group Company,
Ltd. 429,626
139,737 Alibaba Group Holding, Ltd. ADR
c
8,884,478
94,960 Amlogic (Shanghai) Company, Ltd.
c
746,680
1,823 Autohome, Inc. ADR 47,617
6,773,200 Bank of China, Ltd., Class A 2,794,620
8,807,000 Bank of China, Ltd., Class H 2,836,536
1,410,600 Bank of Communications
Company, Ltd. 860,742
2,759,613 Baoshan Iron & Steel Company,
Ltd. 1,822,239
2,161,100 BBMG Corporation 691,188
132,000 Beijing North Star Company, Ltd. 12,444

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
China (15.0%) - continued
15,682 BYD Company, Ltd., Class A $ 530,981
101,500 BYD Company, Ltd., Class H 2,273,919
5,690,000 CGN Power Company, Ltd.
b
1,152,611
1,162 Changzhou Xingyu Automotive
Lighting Systems 19,520
4,575,000 China Cinda Asset Management
Company, Ltd. 424,978
208,000 China Coal Energy Company, Ltd. 152,964
4,418,000 China Construction Bank
Corporation 2,344,582
1,721,000 China Galaxy Securities Company,
Ltd. 644,440
5,200 China International Travel Service
Corporation, Ltd. 114,262
310,920 China Life Insurance Company,
Ltd. 339,045
76,500 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 137,914
57,300 China National Nuclear Power
Company, Ltd. 47,426
11,030 China Petroleum & Chemical
Corporation ADR 441,200
4,752,000 China Railway Group, Ltd. 2,066,242
90,500 China Railway Group, Ltd. 61,942
462,500 China Shenhua Energy Company,
Ltd., Class H 1,214,923
328,500 China State Construction
Engineering Corporation, Ltd. 213,612
53,700 China Vanke Company, Ltd., Class
H 68,915
341,408 China Yangtze Power Company,
Ltd. 950,108
256,900 CITIC Securities Company, Ltd.,
Class A 606,340
199,500 CITIC Securities Company, Ltd.,
Class H 298,084
1,927,300 Daqin Railway Company, Ltd. 1,692,689
109,260 East Money Information Company,
Ltd. 234,220
115,432 Fuyao Glass Industry Group
Company, Ltd., Class A 528,953
390,400 Fuyao Glass Industry Group
Company, Ltd., Class H
b
1,399,079
381,000 GF Securities Company, Ltd., Class
H 387,633
18,800 Great Wall Motor Company, Ltd.,
Class A 75,152
129,000 Great Wall Motor Company, Ltd.,
Class H 140,920
1,922,360 Greenland Holdings Corporation,
Ltd.
c
692,162
184,000 Guangzhou Automobile Group
Company, Ltd. 112,130
555,333 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 2,051,222
113,200 Guangzhou Shiyuan Electronic
Technology Company Ltd. 1,009,346
202,000 Guotai Junan Securities Company,
Ltd. 366,834
149,600 Haier Smart Home Company, Ltd.,
Class H 374,447
1,022,800 Haitong Securities Company, Ltd.,
Class H 499,974
7,900 Hangzhou Lion Electronics
Company, Ltd. 46,488
Shares Common Stock (98.5%) Value
China (15.0%) - continued
252,800 Huatai Securities Company, Ltd.,
Class H
b
$ 247,556
992,100 Industrial and Commercial Bank of
China, Ltd., Class A 564,731
1,420,000 Industrial and Commercial Bank of
China, Ltd., Class H 616,515
10,200 Jiangsu Yangnong Chemical
Company, Ltd. 129,170
208,000 Jiangxi Copper Company, Ltd. 227,294
2,417,300 Jinke Property Group Company,
Ltd.
c
588,624
12,100 Kweichow Moutai Company, Ltd. 2,242,783
1,544,000 Lenovo Group, Ltd. 1,233,977
186,860 LONGi Green Energy Technology
Company, Ltd. 1,234,055
214,270 Luxshare Precision Industry
Company, Ltd. 833,679
20,300 Ningbo Tuopu Group Company,
Ltd. 180,380
80,800 Nongfu Spring Company, Ltd.
b
405,849
2,874,000 People's Insurance Company
(Group) of China, Ltd. 794,258
30,347 PetroChina Company, Ltd. ADR
d
1,160,855
383,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,535,300
103,600 Shanghai Baosight Software
Company, Ltd. 603,231
26,400 Shanghai International Airport
Company, Ltd.
c
193,178
47,648 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 59,589
19,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 45,839
786,098 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 676,242
1,078,400 Shenwan Hongyuan Group
Company, Ltd. 575,318
18,900 Shenzhen Inovance Technology
Company, Ltd. 173,159
1,238,700 Shenzhen Overseas Chinese Town
Company, Ltd. 715,372
8,200 Shenzhen S.C New Energy
Technology Corporation 153,016
14,000 Shenzhen Sunlord Electronics
Company, Ltd. 41,127
69,300 Shenzhou International Group
Holdings, Ltd. 481,150
625,000 Tong Ren Tang Technologies
Company, Ltd. 320,726
44,000 Tsingtao Brewery Company, Ltd. 308,048
104,700 Wens Foodstuff Group Company,
Ltd. 257,333
46,300 Wus Printed Circuit (Kunshan)
Company, Ltd. 69,017
20,100 Xiamen Faratronic Company, Ltd. 486,603
445,900 Zhejiang Century Huatong Group
Company, Ltd.
c
226,272
5,500 Zhejiang Jingsheng Electrical
Company, Ltd. 53,833
111,960 Zhejiang NHU Company, Ltd. 274,793
Total 60,550,299

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Colombia (<0.1%)
8,687 Bancolombia SA $ 62,091
Total 62,091
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
c,d
0
Total 0
Czech Republic (0.5%)
23,850 CEZ AS 779,978
32,312 Komercni Banka AS 925,425
285 Philip Morris CR 190,738
Total 1,896,141
Egypt (0.2%)
574,828 Commercial International Bank
Egypt SAE GDR 729,492
Total 729,492
Greece (0.7%)
6,247 GEK Terna Holding Real Estate
Construction SA 59,468
40,350 Hellenic Telecommnications
Organization SA 633,679
27,439 JUMBO SA 389,732
10,507 Motor Oil (Hellas) Diilistiria
Korinthou AE 180,584
38,564 Mytilineos SA 646,650
316,353 National Bank of Greece SA
c
1,146,235
Total 3,056,348
Hong Kong (0.6%)
678,000 China Merchants Holdings
International Company, Ltd. 794,885
52,000 China Resources Beer (Holdings)
Company, Ltd. 245,365
779,440 CSPC Pharmaceutical Group, Ltd. 800,611
578,000 Far East Horizon, Ltd. 446,349
Total 2,287,210
Hungary (<0.1%)
9,023 OTP Bank Nyrt 196,844
Total 196,844
India (16.3%)
292,916 Adani Ports and Special Economic
Zone, Ltd. 2,916,623
157,714 Asian Paints, Ltd. 5,936,840
22,915 Bajaj Finance, Ltd. 1,980,773
83,730 Bajaj Finserv, Ltd. 1,708,591
38,835 Britannia Industries, Ltd. 1,768,281
314,982 Cipla, Ltd. 4,444,068
107,565 Coal India, Ltd. 319,314
48,415 Coromandel International, Ltd. 562,829
7,557 CRISIL, Ltd. 274,070
16,203 Cummins India, Ltd. 263,835
12,103 Hindustan Unilever, Ltd. 373,421
195,791 Indian Oil Corporation, Ltd. 161,477
421,651 Infosys, Ltd. ADR 7,897,523
325,465 ITC, Ltd. 1,372,269
79,676 Kotak Mahindra Bank, Ltd. 1,834,549
5,410 Larsen & Toubro Infotech, Ltd.
b
309,929
40,160 Larsen & Toubro, Ltd. 983,242
Shares Common Stock (98.5%) Value
India (16.3%) - continued
2,464 Maruti Suzuki India, Ltd. $ 284,075
20,341 Mindtree, Ltd. 836,512
1,794 Mphasis, Ltd. 42,890
3,845 Page Industries, Ltd. 2,313,116
26,521 Persistent Systems, Ltd. 1,183,392
3,166 Phoenix Mills, Ltd. 54,633
33,973 PI Industries, Ltd. 1,330,827
45,459 Pidilite Industries, Ltd. 1,421,581
237,766 Power Grid Corporation of India,
Ltd. 656,014
360,771 Reliance Industries, Ltd. 11,132,232
92,974 SBI Cards and Payment Services,
Ltd. 929,051
51,747 SBI Life Insurance Company, Ltd.
b
792,986
27,748 Schaeffler India, Ltd. 923,941
25,425 Siemens, Ltd. 899,525
870 SKF India, Ltd. 46,274
21,290 SRF, Ltd. 658,914
28,739 Sun Pharmaceutical Industries, Ltd. 353,109
99,985 Tata Consultancy Services, Ltd. 3,858,628
44,870 Tata Elxsi, Ltd. 3,792,687
60,645 Tech Mahindra, Ltd. 779,949
7,394 Thermax, Ltd. 194,052
1,416 Titan Company, Ltd. 47,249
12,395 Trent, Ltd. 228,941
Total 65,868,212
Indonesia (3.2%)
4,386,800 Astra International Tbk PT 1,874,614
11,567,400 Bank Central Asia Tbk PT 6,538,791
3,451,400 Bank Mandiri Persero Tbk PT 2,331,606
6,144,800 Bank Rakyat Indonesia Persero
Tbk PT 1,833,198
14,715 Telekomunikasi Indonesia Persero
Tbk PT ADR 409,371
Total 12,987,580
Kuwait (1.9%)
326,637 Boubyan Bank KSCP 868,594
268,737 Gulf Bank KSCP 297,429
119,894 HumanSoft Holding Company
KSCP 1,301,420
778,215 Kuwait Finance House KSCP 2,035,282
386,595 Kuwait International Bank KSCP 235,790
266,020 Mobile Telecommunications
Company KSCP 514,183
520,331 National Bank of Kuwait KSC 1,810,814
894,891 National Industries Group Holding 676,025
Total 7,739,537
Luxembourg (0.2%)
156,949 Allegro.eu SA
b,c
761,227
Total 761,227
Malaysia (2.1%)
29,100 AEON Credit Service (M) Berhad 79,926
61,200 Alliance Bank Malaysia Berhad 47,880
841,500 Hong Leong Bank Berhad 3,772,051
36,100 Kuala Lumpur Kepong Berhad 165,279
597,700 Mah Sing Group Berhad 64,623
693,300 Malayan Banking Berhad 1,259,417
58,300 MISC Berhad 89,215

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.
26
Shares Common Stock (98.5%) Value
Malaysia (2.1%) - continued
1,283,100 PETRONAS Chemicals Group
Berhad $ 2,365,557
229,100 Public Bank Berhad 216,660
57,200 QL Resources Berhad 61,942
376,342 Sports Toto BHD 144,432
92,600 Ta Ann Holdings Berhad 77,362
Total 8,344,344
Mexico (1.4%)
73,939 America Movil SAB de CV ADR 1,390,793
160,000 Arca Continental SAB de CV 1,307,101
14,200 Grupo Financiero Banorte SAB de
CV ADR 115,597
406,200 Grupo Mexico, SAB de CV 1,463,206
17,900 Grupo Televisa SAB ADR 93,975
513,200 Megacable Holdings SAB de CV 1,068,983
7,090 Promotora y Operadora de
Infraestructura, SAB de CV 53,333
77,576 Sitios Latinoamerica SAB de CV,
Bonus Shares
c,d
21,834
54,800 Wal-Mart de Mexico, SAB de CV 211,699
Total 5,726,521
Poland (0.9%)
91,972 Asseco Poland SA 1,323,289
85,135 Bank Millennium SA
c
77,551
131,075 Cyfrowy Polsat SA 490,756
83,092 Jastrzebska Spolka Weglowa SA
c
720,624
74,800 Polski Koncern Naftowy Orlen SA 858,968
Total 3,471,188
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
c,d
65
23,359 LUKOIL PJSC
d
0
23,091 Mechel PJSC ADR
a,c,d
2
56,865 MMC Norilsk Nickel PJSC ADR
d
6
1,696 Novatek PJSC GDR
c,d,e
0
652 PAO Transneft
d
0
2,615 Polyus PJSC
c,d
0
1,260,120 Sberbank of Russia PJSC
c,d
2
67,230 Sovcomflot OAO
c,d
0
2,930,700 Surgutneftegas PJSC
d
5
257,974 Surgutneftegas PJSC ADR
c,d

Total 106
Saudi Arabia (5.9%)
240,052 Al Rajhi Bank
c
5,443,388
319,038 Alinma Bank 3,182,713
24,913 Bank Albilad
c
336,435
7,831 Dr. Sulaiman Al Habib Medical
Services Group Company 472,389
13,164 Eastern Province Cement Company 154,992
23,570 Jarir Marketing Company 1,028,091
6,203 Mouwasat Medical Services
Company 361,096
308,236 National Commercial Bank 4,871,742
340,305 Riyad Bank 3,252,431
116,454 Saudi Arabian Mining Company
c
2,592,059
51,007 Saudi Arabian Oil Company
b
473,371
15,767 Saudi Basic Industries Corporation 370,217
1,221 Saudi Research and Marketing
Group
c
65,406
Shares Common Stock (98.5%) Value
Saudi Arabia (5.9%) - continued
99,945 Saudi Telecom Company $ 1,073,789
Total 23,678,119
Singapore (<0.1%)
10,312 China Yuchai International, Ltd. 73,525
Total 73,525
South Africa (2.2%)
50,963 Absa Group, Ltd. 553,419
198,852 AECI, Ltd. 999,199
34,596 African Rainbow Minerals, Ltd. 487,164
21,181 Barloworld, Ltd. 118,712
208,767 DataTec, Ltd. 469,440
65,967 Exxaro Resources, Ltd. 735,085
35,196 FirstRand, Ltd. 123,045
90,749 Gold Fields, Ltd. ADR
a
715,102
60,340 Investec, Ltd. 296,793
20,854 Kumba Iron Ore, Ltd. 392,316
43,144 Massmart Holdings, Ltd.
c
143,687
1,074,148 Momentum Metropolitan Holdings 1,003,351
21,539 Motus Holdings, Ltd. 136,138
10,078 Naspers, Ltd. 1,038,859
15,170 Ninety One, Ltd. 35,677
55,420 Sasol, Ltd. 931,614
63,221 Sibanye Stillwater, Ltd. 148,078
39,155 Standard Bank Group 365,521
34,479 Super Group, Ltd. 48,803
Total 8,742,003
South Korea (9.6%)
309 Caregen Company, Ltd. 20,618
14,440 Cheil Worldwide, Inc. 247,434
2,120 Chong Kun Dang Pharmaceutical
Corporation 124,875
1,844 Chongkundang Holdings
Corporation 67,933
4,935 DB HiTek Company, Ltd. 152,758
5,652 DongKook Pharmaceutical
Company, Ltd. 62,215
22,154 Green Cross Holdings Corporation 269,250
152,946 GS Holdings Corporation 4,933,361
8,873 Huons Global Company, Ltd. 110,026
4,902 Hyundai Department Store
Company, Ltd. 185,922
940 Hyundai Glovis Company, Ltd. 114,574
8,488 Hyundai Green Food Company,
Ltd. 38,749
3,617 Hyundai Motor Company 416,817
20,828 Innox Advanced Materials
Company, Ltd. 398,601
3,423 JW Pharmaceutical Corporation 44,933
50,824 JYP Entertainment Corporation 1,975,759
160,948 Kangwon Land, Inc.
c
2,595,024
41,532 Kia Corporation 1,930,025
3,329 Korea Zinc Company, Ltd. 1,492,898
3,201 KT&G Corporation 214,984
58,625 Lotte Shopping Company, Ltd. 3,589,387
10,906 LS Corporation 508,160
184,511 Meritz Securities Company, Ltd. 478,450
28,966 PharmaResearch Company, Ltd. 1,248,106
9,678 Samsung Biologics Company,
Ltd.
b,c
5,947,493
240,973 Samsung Electronics Company,
Ltd. 10,029,261

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
South Korea (9.6%) - continued
9,614 SM Entertainment Company, Ltd. $ 478,873
15,563 S-Oil Corporation 943,656
209 Taekwang Industrial Corporation,
Ltd. 103,076
30,241 Woori Financial Group, Inc. 249,549
Total 38,972,767
Taiwan (13.4%)
766,000 Asia Cement Corporation 885,714
1,553,000 Capital Securities Corporation 481,099
137,500 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 322,837
284,000 Cheng Shin Rubber Industry
Company, Ltd. 284,139
25,000 Chicony Power Technology
Company, Ltd. 54,166
134,000 China Steel Chemical Corporation 427,517
157,000 CTCI Corporation 228,309
9,000 Eclat Textile Company, Ltd. 118,104
14,000 ELAN Microelectronics Corporation 35,145
365,000 Far Eastern New Century
Corporation 363,798
484,000 Feng Hsin Steel Company, Ltd. 844,043
461,040 First Financial Holding Company,
Ltd. 353,665
341,000 Formosa Plastics Corporation 878,556
42,000 Fusheng Precision Company, Ltd. 236,192
388,000 Goldsun Building Materials
Company, Ltd. 272,254
46,000 Hotai Motor Company, Ltd. 832,252
634,000 Hua Nan Financial Holdings
Company, Ltd. 413,603
134,000 International Games System
Company, Ltd. 1,458,926
40,000 King Slide Works Company, Ltd. 519,019
8,000 Largan Precision Company, Ltd. 457,696
43,000 Lien Hwa Industrial Holdings
Corporation 62,002
41,000 Lotes Company, Ltd. 983,956
3,188,000 Nan Ya Plastics Corporation 6,754,866
118,000 Novatek Microelectronics
Corporation 879,188
236,000 Radiant Opto-Electronics
Corporation 719,061
210,000 Sanyang Motor Company, Ltd. 236,258
28,000 Simplo Technology Company, Ltd. 222,482
17,000 Sinbon Electronics Company, Ltd. 132,015
182,000 Systex Corporation 373,610
281,000 Taichung Commercial Bank
Company, Ltd. 109,288
180,000 TaiDoc Technology Corporation 948,661
47,000 Taiwan Cogeneration Corporation 42,644
226,000 Taiwan Fertilizer Company, Ltd. 366,414
2,164,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 26,016,061
43,000 Tong Yang Industry Company, Ltd. 60,171
399,000 Topco Scientific Company, Ltd. 1,846,376
138,000 TTY Biopharm Company, Ltd. 320,547
18,000 United Integrated Services
Company, Ltd. 80,782
986,000 United Microelectronics
Corporation 1,185,627
62,000 Voltronic Power Technology
Corporation 2,513,738
Shares Common Stock (98.5%) Value
Taiwan (13.4%) - continued
1,316,950 Yuanta Financial Holding Company,
Ltd. $ 804,140
21,000 Yulon Finance Corporation 88,722
Total 54,213,643
Thailand (1.9%)
3,405,200 AP (Thailand) Public Company, Ltd.
NVDR 877,214
140,300 Bumrungrad Hospital Public
Company, Ltd. 836,331
35,100 Delta Electronics Public Company,
Ltd. NVDR 536,699
324,700 Energy Absolute Public, Ltd.
Company NVDR 826,600
1,772,300 Krung Thai Bank Public Company,
Ltd. NVDR 816,660
14,509,000 Land and Houses Public Company,
Ltd. NVDR 3,506,608
60,600 PTT Exploration and Production
Public Company, Ltd. NVDR 289,745
Total 7,689,857
Turkey (1.3%)
131,718 BIM Birlesik Magazalar AS 948,354
3,152,825 Dogan Sirketler Grubu Holding AS 1,008,571
3,594,512 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS
a
852,244
880,578 Haci Omer Sabanci Holding AS 1,585,841
33,032 TAV Havalimanlari Holding AS
c
139,128
1,708,941 Turkiye Is Bankasi AS 856,091
Total 5,390,229
United States (0.2%)
16,711 Yum China Holding, Inc. 691,000
Total 691,000
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
c,d
0
Total 0
Total Common Stock
(cost $498,460,265) 397,411,670
Shares
Collateral Held for Securities
Loaned ( 0.4% )
1,648,950 Thrivent Cash Management Trust 1,648,950
Total Collateral Held for
Securities Loaned
(cost $1,648,950) 1,648,950
Shares Short-Term Investments ( 1.0% )
Thrivent Core Short-Term Reserve
Fund
405,511 3.610% 4,055,114
Total Short-Term Investments
(cost $4,055,114) 4,055,114
Total Investments (cost
$504,164,329) 99.9% $403,115,734
Other Assets and Liabilities,
Net 0.1% 558,655
Total Net Assets 100.0% $403,674,389

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $19,175,290 or
4.8% of total net assets.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 1,593,910
Total lending $1,593,910
Gross amount payable upon return of
collateral for securities loaned $1,648,950
Net amounts due to counterparty $55,040
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $24,445,441
Gross unrealized depreciation (135,771,871)
Net unrealized appreciation (depreciation) ($111,326,430)
Cost for federal income tax purposes $513,574,827

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Emerging
Markets Equity as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the liquidity spread of the issuer. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 30,800,210 7,799,722 23,000,488 0
Consumer Discretionary 56,248,651 15,633,406 40,615,245 –
Consumer Staples^ 13,916,871 – 13,916,871 0
Energy^ 24,231,141 3,523,243 19,546,947 1,160,951
Financials 83,825,396 957,590 82,867,804 2
Health Care 24,333,652 – 24,333,652 –
Industrials 23,384,247 73,525 23,288,888 21,834
Information Technology 75,450,999 8,382,732 67,068,267 –
Materials^ 44,867,740 7,427,252 37,440,480 8
Real Estate 9,673,664 410,071 9,263,593 –
Utilities 10,679,099 2,647,770 8,031,329 –
Subtotal Investments in Securities $397,411,670 $46,855,311 $349,373,564 $1,182,795
Other Investments  * Total
Affiliated Short-Term Investments 4,055,114
Collateral Held for Securities Loaned 1,648,950
Subtotal Other Investments $5,704,064
Total Investments at Value $403,115,734
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 867,337 867,337 – –
Total Liability Derivatives $867,337 $867,337 $– $–
Investments in Securities
Beginning
Value
10/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2022
Common Stock
   Communication Services $-   $-  ($285,695)  $285,695  $-  $-  $-  $0
Consumer Staples - (36,702) (1,135,568)  663,040  (148,667)  657,8 97  - 0
Energy - (31,651) (11,284,606) 2,650,265 (640,413) 10,467,356 - 1,160,951
   Financials 23,745 (275,425) (6.471,637) 853,675 (815,929) 6,709,318 (23,745) 2
Industrials - -  (29,330) 51,164 - - - 21,834
M aterials -  (138,918)  (1,767,004)  381,221 (458,950)  1,983,659  8
Total  $23,745 ($482,696)  ($20,973,840) $4,885,060 ($2,063,959) $19,818,230 ($23,745) $1,182,795

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling
$1,796,763 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 444 December 2022 $ 19,817,257 ( $ 867,337)
Total Futures Long Contracts $ 19,817,257 ( $ 867,337)
Total Futures Contracts $ 19,817,257 ($867,337)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for Emerging Markets
Equity Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 867,337
Total Equity Contracts 867,337
Total Liability Derivatives $867,337
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (8,743,873)
Total Equity Contracts
(8,743,873)
Total ($8,743,873)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (537,254)
Total Equity Contracts (537,254)
Total ($537,254)
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $23,583,310

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $850 $180,699 $177,494 $4,055 406 1.0%
Total Affiliated Short-Term Investments 850 4,055 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,102 47,606 49,059 1,649 1,649 0.4
Total Collateral Held for Securities Loaned 3,102 1,649 0.4
Total Value $3,952 $5,704
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $68
Total Income/Non Income Cash from Affiliated Investments $68
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 68
Total Affiliated Income from Securities Loaned, Net $68
Total $– $– $1

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Australia (7.1%)
2,093 ARB Corporation, Ltd. $ 38,861
172,791 Aristocrat Leisure, Ltd. 4,101,374
21,398 ASX, Ltd. 927,146
507,302 Aurizon Holdings, Ltd. 1,175,608
84,028 BHP Group, Ltd. 2,018,376
45,798 Brambles, Ltd. 342,879
66,676 Carsales.com, Ltd. 863,712
146,196 Coles Group, Ltd. 1,528,581
40,640 Commonwealth Bank of Australia 2,724,790
159,442 Computershare, Ltd. 2,581,062
33,993 CSL, Ltd. 6,085,292
27,456 Deterra Royalties, Ltd. 72,043
230,193 GWA Group, Ltd. 298,858
2,297 Harvey Norman Holdings, Ltd. 6,111
212,371 Humm Group, Ltd.
a
65,110
44,239 JB Hi-Fi, Ltd. 1,212,682
597,347 Lottery Corporation, Ltd.
b
1,638,748
107,524 Metcash, Ltd. 282,266
7,945 Orica, Ltd. 70,673
5,686 Premier Investments, Ltd. 91,058
10,469 REA Group, Ltd. 811,412
38,043 Rio Tinto, Ltd. 2,158,933
78,123 SEEK, Ltd. 1,075,435
267,105 Tabcorp Holdings, Ltd. 164,906
16,368 Technology One, Ltd. 125,920
Total 30,461,836
Austria (0.4%)
32,880 OMV AG 1,513,907
5,793 Voestalpine AG 125,768
1,987 Wienerberger AG 45,420
Total 1,685,095
Belgium (0.6%)
821 D'ieteren Group 136,638
24,662 Groupe Bruxelles Lambert SA 1,818,240
4,156 Solvay SA 375,041
8,401 Telenet Group Holding NV 128,084
Total 2,458,003
Bermuda (0.2%)
104,500 CK Infrastructure Holdings, Ltd. 496,451
7,800 Jardine Matheson Holdings, Ltd. 358,956
116,000 Road King Infrastructure, Ltd. 33,112
Total 888,519
Canada (12.4%)
34,979 Alimentation Couche-Tard, Inc. 1,566,205
2,831 ATCO, Ltd. 87,901
6,238 Bank of Montreal
a
574,600
3,788 Bank of Nova Scotia 183,095
26,766 Barrick Gold Corporation 402,566
185,712 Canadian Imperial Bank of
Commerce 8,433,957
57,664 Canadian National Railway
Company 6,831,555
52,347 Canadian Natural Resources, Ltd. 3,139,629
2,540 Canadian Pacific Railway, Ltd. 189,351
657 Canadian Tire Corporation, Ltd. 73,635
56,998 Canadian Western Bank 991,561
62,035 CGI, Inc.
b
4,997,042
3,118 CI Financial Corporation 31,218
3,846 Dollarama, Inc. 228,527
Shares Common Stock (97.2%) Value
Canada (12.4%) - continued
4,762 Empire Company, Ltd. $ 122,340
5,969 Enbridge, Inc. 232,564
1,080 Fairfax Financial Holdings, Ltd. 530,420
39,863 Fortis, Inc. 1,555,194
6,841 H&R REIT 56,291
6,242 Home Capital Group, Inc. 120,684
9,860 InterRent Real Estate Investment
Trust 83,014
80,822 Laurentian Bank of Canada 1,803,493
84,344 Manulife Financial Corporation 1,397,943
34,855 Northland Power, Inc. 1,014,168
2,733 Nutrien, Ltd. 230,938
32,421 Rogers Communications, Inc. 1,349,576
109,420 Shopify, Inc.
b
3,745,447
24,344 Suncor Energy, Inc. 837,347
192,773 TC Energy Corporation 8,467,381
2,817 TFI International, Inc. 256,422
31,385 Thomson Reuters Corporation 3,337,889
5,649 Toromont Industries, Ltd. 434,140
4,113 Toronto-Dominion Bank 263,231
Total 53,569,324
Cayman Islands (0.1%)
38,000 Chow Tai Fook Jewellery Group,
Ltd. 65,059
16,000 SITC International Holdings
Company, Ltd. 26,204
342,000 WH Group, Ltd.
c
172,714
Total 263,977
Denmark (2.8%)
1,296 A.P. Moller - Maersk AS, Class B 2,707,568
5,316 ALK-Abello AS
b
87,894
28,228 DSV AS 3,814,401
50,271 Novo Nordisk AS 5,466,029
2,512 Topdanmark AS 115,937
Total 12,191,829
Finland (0.6%)
4,187 KONE Oyj 171,440
6,255 Neste Oil Oyj 274,147
75,083 Nokia Oyj 333,663
992 Orion Oyj 45,650
5,594 Sampo Oyj 255,801
111,279 Stora Enso Oyj 1,450,946
4,218 UPM-Kymmene Oyj 141,798
Total 2,673,445
France (7.9%)
35,958 Air Liquide SA 4,703,800
1,407 bioMerieux 124,489
18,177 Compagnie de Saint-Gobain 743,093
23,775 Dassault Systemes SE 796,909
8,227 Eiffage SA 743,900
61,656 Engie SA 801,119
17,628 Groupe Eurotunnel SA 278,954
2,362 Hermes International 3,057,338
11,481 Ipsos SA 555,763
81,135 Legrand SA 6,185,212
2,181 LNA Sante 63,584
4,379 LVMH Moet Hennessy Louis Vuitton
SE 2,763,126
51,784 Sanofi 4,456,419

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.2%) Value
France (7.9%) - continued
313 Sopra Group SA $ 41,429
20,630 Thales SA 2,623,722
110,918 TotalEnergies SE 6,050,949
Total 33,989,806
Germany (6.2%)
57,352 BASF SE 2,573,422
140,209 Bayer AG 7,372,338
23,226 Bayerische Motoren Werke AG 1,823,053
33,794 Deutsche Boerse AG 5,495,571
14,825 Deutsche Pfandbriefbank AG
c
110,418
24,328 Evonik Industries AG 448,164
1,916 Mercedes-Benz Group AG 110,901
22,050 Merck KGaA 3,593,380
77,911 Porsche Automobil Holding SE 4,353,065
2,687 Scout24 SE
c
137,695
1,711 Stroeer SE 69,756
67,754 TAG Immobilien AG 424,330
949 Volkswagen AG 162,215
Total 26,674,308
Hong Kong (0.6%)
345,000 CK Hutchison Holdings, Ltd. 1,717,353
20,800 Hong Kong Exchanges & Clearing,
Ltd. 552,107
30,000 Hysan Development Company, Ltd. 65,388
65,300 Link REIT 385,963
86,000 PCCW, Ltd. 32,856
Total 2,753,667
Israel (2.8%)
297,180 Bank Hapoalim, Ltd. 2,864,595
421,360 Bank Leumi Le-Israel BM 4,019,666
17,744 Check Point Software Technologies,
Ltd.
b
2,293,057
70,945 Mizrahi Tefahot Bank, Ltd. 2,681,833
694 Nova, Ltd.
b
50,791
7,569 Plus500, Ltd. 156,677
Total 12,066,619
Italy (1.5%)
40,261 Azimut Holding SPA 648,285
472 Banca Farmafactoring SPA
c
3,330
3,115 Buzzi Unicem SPA 51,699
16,689 Davide Campari-Milano NV 149,873
275,311 Enel SPA 1,229,910
75,571 Italgas SPA 389,361
139,982 Leonardo SPA 1,124,628
68,514 Recordati SPA 2,574,174
180,009 Saras SPA
b
217,559
Total 6,388,819
Japan (19.1%)
12,100 Advantest Corporation 636,963
15,300 Arcs Company, Ltd. 203,938
23,100 Asahi Group Holdings, Ltd. 646,355
166,800 Astellas Pharma, Inc. 2,301,537
11,000 BayCurrent Consulting, Inc. 308,629
19,600 Chiyoda Company, Ltd. 96,687
29,600 COMSYS Holdings Corporation 484,933
14,700 Daiichi Sankyo Company, Ltd. 470,558
20,500 Daikin Industries, Ltd. 3,070,637
Shares Common Stock (97.2%) Value
Japan (19.1%) - continued
10,600 Daiwa House Industry Company,
Ltd. $ 213,562
215,700 Eneos Holdings, Inc. 711,520
6,000 eREX Company, Ltd. 101,540
4,500 EXEO Group, Inc. 65,932
4,600 FANUC Corporation 601,918
300 Fast Retailing Company, Ltd. 167,142
4,200 Fuji Corporation 55,458
8,400 Fuji Soft, Inc. 456,979
16,200 FUJIFILM Holdings NPV 741,148
14,000 Fujitsu, Ltd. 1,610,819
3,500 Hanwa Company, Ltd. 84,644
5,600 Hitachi, Ltd. 254,093
118,900 Honda Motor Company, Ltd. 2,711,214
22,700 Hoya Corporation 2,110,224
5,700 Hulic Company, Ltd. 41,407
44,300 Iida Group Holdings Company, Ltd. 615,122
41,300 Inaba Denki Sangyo Company, Ltd. 770,940
37,500 Inpex Corporation 378,465
43,400 ITOCHU Techno-Solutions
Corporation 1,006,175
3,000 Izumi Company, Ltd. 60,519
2,900 Japan Exchange Group, Inc. 38,111
4,300 Japan Petroleum Exploration
Company, Ltd. 111,727
34,500 Japan Post Bank Company, Ltd. 229,878
157,800 Japan Post Holdings Company,
Ltd. 1,061,139
66,600 Japan Tobacco, Inc. 1,115,379
3,200 Kao Corporation 119,526
29,300 Kawasaki Kisen Kaisha, Ltd. 444,282
12,000 KDDI Corporation 354,684
115 Kenedix Retail REIT Corporation 206,732
11,800 Keyence Corporation 4,449,371
49,900 Kinden Corporation 507,750
3,100 KOMEDA Holdings Company, Ltd. 51,774
41,500 Kyoei Steel, Ltd. 366,442
5,000 Kyushu Railway Company 104,569
7,000 Link and Motivation, Inc. 42,259
3,900 Lintec Corporation 58,514
10,300 M3, Inc. 306,942
54,000 Marubeni Corporation 472,712
27,900 McDonald's Holdings Company
(Japan), Ltd. 968,612
7,400 Ministop Company, Ltd. 70,286
42,700 Mitsubishi Corporation 1,156,695
280,700 Mitsubishi Electric Corporation 2,469,771
500 Mitsubishi Gas Chemical Company,
Inc. 6,353
483,500 Mitsubishi HC Capital, Inc. 2,074,727
11,200 Mitsubishi Heavy Industries, Ltd. 385,774
282,400 Mitsubishi UFJ Financial Group,
Inc. 1,334,016
18,000 Mitsuboshi Belting, Ltd. 382,900
7,400 Mitsui O.S.K. Lines, Ltd. 146,484
25,700 Murata Manufacturing Company,
Ltd. 1,216,624
4,200 NEC Networks & System Integration
Corporation 45,007
14,400 Nidec Corporation 791,770
17,800 Nihon M&A Center Holdings, Inc. 200,852
82,100 Nintendo Company, Ltd. 3,333,186
40,100 Nippon Steel Corporation 550,113
19,800 Nippon Telegraph and Telephone
Corporation 546,098

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Japan (19.1%) - continued
9,600 Nippon Yusen Kabushiki Kaisha $ 173,899
4,300 Nishimatsu Construction Company,
Ltd. 104,692
11,400 Nitori Holdings Company, Ltd. 1,033,035
22,200 Nitto Kogyo Corporation 367,416
5,600 Ono Pharmaceutical Company, Ltd. 131,788
12,900 Oracle Corporation Japan 687,203
13,300 Oriental Land Company, Ltd. 1,781,238
62,300 ORIX Corporation 915,044
28,500 Penta-Ocean Construction
Company, Ltd. 141,736
13,200 PLENUS Company, Ltd. 233,831
9,300 Recruit Holdings Company, Ltd. 286,172
129,200 Resona Holdings, Inc. 486,949
10,600 Ryoyo Electro Corporation 163,462
27,300 Sangetsu Company, Ltd. 289,069
33,900 Secom Company, Ltd. 1,931,300
15,600 Seven & I Holdings Company, Ltd. 582,323
22,400 Shin-Etsu Chemical Company, Ltd. 2,328,031
13,100 Shionogi & Company, Ltd. 608,328
1,900 SMC Corporation 762,664
78,500 SoftBank Group Corporation 3,369,708
21,100 Sony Group Corporation 1,422,871
12,200 Sumco Corporation 154,633
101,400 Sumitomo Corporation 1,289,176
52,500 Sumitomo Mitsui Financial Group,
Inc. 1,474,282
54,200 Sumitomo Mitsui Trust Holdings,
Inc. 1,559,281
900 Sysmex Corporation 48,441
3,600 Taikisha, Ltd. 84,938
17,800 Taiyo Holdings Company, Ltd. 313,929
4,300 Takara Standard Company, Ltd. 36,924
120,400 Takeda Pharmaceutical Company,
Ltd. 3,179,644
8,700 Terumo Corporation 264,036
40,600 Toagosei Company, Ltd. 311,940
4,500 Toho Titanium Company, Ltd. 67,814
10,100 Tokyo Electron, Ltd. 2,657,276
3,500 Tokyotokeiba Company, Ltd. 97,444
2,200 Toyo Suisan Kaisha, Ltd. 82,538
231,500 Toyota Motor Corporation 3,211,973
19,000 Tsubakimoto Chain Company 406,785
59,900 TV Asahi Holdings Corporation 561,076
2,100 West Holdings Corporation 62,756
3,400 Yakult Honsha Company, Ltd. 188,356
10,000 Yuasa Trading Company, Ltd. 248,904
226,900 Z Holdings Corporation 585,574
45,700 ZOZO, Inc. 969,672
Total 82,358,268
Jersey (0.3%)
529,555 Man Group plc 1,317,328
Total 1,317,328
Luxembourg (0.2%)
525 Aperam SA 13,708
218,518 B&M European Value Retail SA 807,554
30,850 SES SA 218,818
Total 1,040,080
Netherlands (3.9%)
21,776 Aalberts NV 755,446
12,141 ASML Holding NV 5,695,186
Shares Common Stock (97.2%) Value
Netherlands (3.9%) - continued
5,890 ASR Nederland NV $ 259,354
25,739 Euronext NV
c
1,633,625
10,804 Ferrari NV 2,129,884
28,309 ForFarmers BV 76,738
3,694 Heineken NV 308,576
1,379 IMCD NV 178,849
676 Koninklijke DSM NV 79,518
36,968 QIAGEN NV
b
1,596,395
883 RHI Magnesita NV 18,769
148,562 Stellantis NV 2,004,335
50,112 Unilever plc 2,287,225
Total 17,023,900
New Zealand (0.1%)
56,594 Contact Energy, Ltd. 248,244
Total 248,244
Norway (2.7%)
268,433 DNB Bank ASA 4,747,743
87,685 Equinor ASA 3,194,691
26,397 Mowi ASA 393,996
1,855 SalMar ASA 62,887
68,148 Yara International ASA 3,041,544
Total 11,440,861
Portugal (0.3%)
6,281 Altri SGPS SA 34,952
107,448 Galp Energia SGPS SA 1,090,930
283 Greenvolt - Energias Renovaveis,
S.A.
b
2,174
12,500 Navigator Company SA 47,623
Total 1,175,679
Singapore (1.5%)
11,700 ComfortDelGro Corporation, Ltd. 10,503
227,000 DBS Group Holdings, Ltd. 5,488,024
187,800 Genting Singapore, Ltd. 106,797
91,800 Keppel Corporation, Ltd. 451,841
19,500 Singapore Exchange, Ltd. 115,959
105,200 Singapore Technologies
Engineering, Ltd. 245,257
50,459 Wing Tai Holdings, Ltd. 54,251
Total 6,472,632
Spain (1.5%)
78,017 Acerinox SA 683,745
410,529 Banco Santander SA
a
1,064,697
171,764 CaixaBank SA 569,577
35,404 CIA De Distribucion Integral 732,207
28,023 Endesa SA 468,210
97,597 Industria de Diseno Textil SA
a
2,215,276
933 Laboratorios Farmaceuticos ROVI,
SA 42,435
139,582 Mediaset Espana Comunicacion
SA
b
434,121
30,181 Repsol SA 410,597
Total 6,620,865
Sweden (2.1%)
40,098 AB Industrivarden, Class A 908,135
65,745 AB Industrivarden, Class C 1,476,332
70,896 Assa Abloy AB 1,431,538

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Sweden (2.1%) - continued
4,788 Atlas Copco AB, Class B $ 46,305
858 Evolution Gaming Group AB
c
80,037
107,285 Granges AB 725,001
84,904 Hexpol AB 838,014
8,316 Holmen AB 301,791
6,587 Indutrade AB 115,325
19,150 Investor AB, Class B 312,540
4,203 L E Lundbergforetagen AB 165,882
10,308 Saab AB 364,223
194,758 SSAB AB, Class A 936,799
81,907 SSAB AB, Class B 380,575
41,600 Svenska Cellulosa AB SCA 490,788
7,065 Svolder AB 36,642
13,162 Trelleborg AB 289,815
Total 8,899,742
Switzerland (10.0%)
14,913 Baloise Holding AG 2,037,446
11,424 Clariant AG 183,593
6,098 Compagnie Financiere Richemont
SA 595,979
7,722 Galenica AG
c
554,811
129 Givaudan SA 385,316
482,823 Glencore Xstrata plc 2,768,065
56 Helvetia Holding AG 5,561
918 Lonza Group AG 472,572
91,666 Nestle SA 9,978,651
172,772 Novartis AG 13,975,659
7,910 OC Oerlikon Corporation AG 51,092
232 Partners Group Holding AG 208,239
21,827 PSP Swiss Property AG 2,331,775
338 Roche Holding AG, Bearer Shares 137,191
6,579 Roche Holding AG, Participation
Certificates 2,182,900
11,889 Sika AG 2,680,682
4,289 Sonova Holding AG 1,013,764
3,718 Swiss Life Holding AG 1,800,339
267 Swiss Prime Site AG 21,545
4,112 Tecan Group AG 1,508,419
698 Vontobel Holding AG 39,277
Total 42,932,876
United Kingdom (12.3%)
14,714 AstraZeneca plc 1,726,429
551,887 Auto Trader Group plc
c
3,303,481
37,545 Avacta Group plc
a,b
54,251
308 Avacta Group plc, Rights
a,b,d
110
365,992 Barclays plc 621,914
678,558 BP plc 3,754,203
90,246 British American Tobacco plc 3,564,135
25,689 Bunzl plc 837,091
539 Coca-Cola European Partners plc 25,360
15,490 Compass Group plc 326,248
6,415 Croda International plc 496,969
8,095 Dechra Pharmaceuticals plc 243,355
120,937 Diageo plc 4,976,871
41,754 Evraz plc
d
5
3,708 Greggs plc 85,957
226,496 Halma plc 5,492,380
754,512 HSBC Holdings plc 3,872,203
102,135 Imperial Brands plc 2,487,921
70,185 Informa plc 447,214
52,703 InterContinental Hotels Group plc 2,831,777
7,346 London Stock Exchange Group plc 636,768
Shares Common Stock (97.2%) Value
United Kingdom (12.3%) - continued
135,472 Moneysupermarket.com Group plc $ 284,966
11,382 Next plc 642,853
58,003 PageGroup plc 279,770
19,219 Paragon Banking Group plc 94,030
31,611 Redde Northgate plc 120,718
119,652 RELX plc 3,213,918
3,764 Rightmove plc 21,196
3,803 Rio Tinto plc 198,751
9,331 Serco Group plc 17,452
380,557 Shell plc 10,542,060
6,230 Spirax-Sarco Engineering plc 767,747
156,373 Standard Chartered plc 934,290
27,355 Tesco plc 67,564
Total 52,969,957
Total Common Stock
(cost $436,119,513) 418,565,679
Shares Preferred Stock ( 1.3% )
Germany (1.3%)
2,985 Bayerische Motoren Werke AG 220,126
43,137 Volkswagen AG 5,521,596
Total 5,741,722
Total Preferred Stock
(cost $7,280,921) 5,741,722
Shares
Collateral Held for Securities
Loaned ( 0.9% )
3,638,761 Thrivent Cash Management Trust 3,638,761
Total Collateral Held for
Securities Loaned
(cost $3,638,761) 3,638,761
Shares Short-Term Investments ( 0.3% )
Thrivent Core Short-Term Reserve
Fund
120,610 3.610% 1,206,100
Total Short-Term Investments
(cost $1,206,100) 1,206,100
Total Investments (cost
$448,245,295) 99.7% $429,152,262
Other Assets and Liabilities,
Net 0.3% 1,466,984
Total Net Assets 100.0% $430,619,246
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $5,996,111 or
1.4% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of October 31, 2022:
Securities Lending Transactions
Common Stock $ 3,370,785
Total lending $3,370,785
Gross amount payable upon return of
collateral for securities loaned $3,638,761
Net amounts due to counterparty $267,976
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 27,534,439
Gross unrealized depreciation (58,672,885)
Net unrealized appreciation (depreciation) $ (31,138,446)
Cost for federal income tax purposes $ 459,959,645

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 18,484,411 – 18,484,411 –
Consumer Discretionary 45,564,197 – 45,564,197 –
Consumer Staples 31,060,604 25,360 31,035,244 –
Energy 40,927,676 – 40,927,676 –
Financials 74,289,040 – 74,289,040 –
Health Care 62,799,038 – 62,798,928 110
Industrials 61,908,838 – 61,908,838 –
Information Technology 39,978,546 6,038,504 33,940,042 –
Materials 33,178,931 230,938 32,947,988 5
Real Estate 3,917,370 – 3,917,370 –
Utilities 6,457,028 – 6,457,028 –
Preferred Stock
Consumer Discretionary 5,741,722 – 5,741,722 –
Subtotal Investments in Securities $424,307,401 $6,294,802 $418,012,484 $115
Other Investments  * Total
Affiliated Short-Term Investments 1,206,100
Collateral Held for Securities Loaned 3,638,761
Subtotal Other Investments $4,844,861
Total Investments at Value $429,152,262
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 331,063 331,063 – –
Total Liability Derivatives $331,063 $331,063 $– $–
The following table presents International Equity Fund's futures contracts held as of October 31, 2022. Investments and/or cash totaling $506,968 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 69 December 2022 $ 6,388,918 ( $ 331,063)
Total Futures Long Contracts $ 6,388,918 ( $ 331,063)
Total Futures Contracts $ 6,388,918 ($331,063)

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2022, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 331,063
Total Equity Contracts 331,063
Total Liability Derivatives $331,063
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2022, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (2,321,302)
Total Equity Contracts
(2,321,302)
Total ($2,321,302)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2022, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (99,376)
Total Equity Contracts (99,376)
Total ($99,376)
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $8,721,304

International Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $1,383 $44,760 $44,937 $1,206 121 0.3%
Total Affiliated Short-Term Investments 1,383 1,206 0.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,020 112,959 118,340 3,639 3,639 0.9
Total Collateral Held for Securities Loaned 9,020 3,639 0.9
Total Value $10,403 $4,845
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $15
Total Income/Non Income Cash from Affiliated Investments $15
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 93
Total Affiliated Income from Securities Loaned, Net $93
Total $– $– $1

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (9.0%)
122,942 Activision Blizzard, Inc. $ 8,950,178
46,055 Alphabet, Inc., Class C
a
4,359,566
22,109 Charter Communications, Inc.
a
8,127,711
527,946 Comcast Corporation 16,757,006
81,077 Electronic Arts, Inc. 10,212,459
76,115 T-Mobile US, Inc.
a
11,535,989
641,078 Verizon Communications, Inc. 23,957,085
65,258 Walt Disney Company
a
6,952,587
Total 90,852,581
Consumer Discretionary (4.9%)
48,808 Dollar General Corporation 12,448,481
18,764 Home Depot, Inc. 5,556,583
67,462 McDonald's Corporation 18,394,189
24,020 Murphy USA, Inc. 7,554,530
12,683 Ulta Beauty, Inc.
a
5,318,870
Total 49,272,653
Consumer Staples (15.0%)
48,484 Church & Dwight Company, Inc. 3,594,119
166,763 Coca-Cola Company 9,980,766
56,921 Colgate-Palmolive Company 4,203,047
45,448 Costco Wholesale Corporation 22,792,172
90,371 General Mills, Inc. 7,372,466
18,322 Hershey Company 4,374,744
218,381 Kellogg Company 16,776,028
80,989 Kraft Heinz Company 3,115,647
551,189 Kroger Company 26,065,728
12,279 Lancaster Colony Corporation 2,213,658
238,261 Mondelez International, Inc. 14,648,286
76,401 PepsiCo, Inc. 13,872,894
100,653 Procter & Gamble Company 13,554,939
62,737 Walmart, Inc. 8,929,357
Total 151,493,851
Energy (1.9%)
10,718 Comstock Resources, Inc.
a
201,284
55,744 EQT Corporation 2,332,329
313,463 Kinder Morgan, Inc. 5,679,949
347,927 Williams Companies, Inc. 11,387,651
Total 19,601,213
Financials (5.6%)
122,183 Annaly Capital Management, Inc. 2,266,495
24,433 Aon plc 6,877,645
45,811 Arthur J. Gallagher & Company 8,570,322
30,227 Banc of California, Inc. 504,186
32,803 Berkshire Hathaway, Inc.
a
9,679,837
6,462 BlackRock, Inc. 4,173,871
38,094 Carlyle Group, Inc. 1,077,298
43,276 Cboe Global Markets, Inc. 5,387,862
5,484 Citigroup, Inc. 251,496
18,299 FactSet Research Systems, Inc. 7,786,042
3,778 Financial Institutions, Inc. 90,030
407 MarketAxess Holdings, Inc. 99,324
2,407 Marsh & McLennan Companies,
Inc. 388,707
22,106 Moody's Corporation 5,855,216
2,601 Progressive Corporation 333,968
31,830 T. Rowe Price Group, Inc. 3,379,073
Total 56,721,372
Shares Common Stock (99.8%) Value
Health Care (20.0%)
149,190 Abbott Laboratories $ 14,760,859
166,369 Allogene Therapeutics, Inc.
a
1,713,601
29,787 Amgen, Inc. 8,052,915
20,264 AMN Healthcare Services, Inc.
a
2,543,132
25,282 Biogen, Inc.
a
7,165,930
2,866 Bio-Rad Laboratories, Inc.
a
1,008,001
125,121 Dynavax Technologies
Corporation
a
1,432,635
26,571 Eli Lilly and Company 9,621,093
161,146 Gilead Sciences, Inc. 12,643,515
48,948 Hologic , Inc.
a
3,318,674
227,540 Johnson & Johnson 39,585,134
417,078 Merck & Company, Inc. 42,208,294
25,211 Mirati Therapeutics, Inc.
a
1,697,205
10,798 Regeneron Pharmaceuticals, Inc.
a
8,085,002
94,155 SpringWorks Therapeutics, Inc.
a
2,260,662
2,764 Thermo Fisher Scientific, Inc. 1,420,613
65,370 Twist Bioscience Corporation
a
2,146,097
19,293 UnitedHealth Group, Inc. 10,710,509
79,061 Vertex Pharmaceuticals, Inc.
a
24,667,032
21,719 Waters Corporation
a
6,497,673
Total 201,538,576
Industrials (12.6%)
118,160 3M Company 14,863,346
60,747 Alaska Air Group, Inc.
a
2,700,812
75,043 Booz Allen Hamilton Holding
Corporation 8,168,430
13,121 Cintas Corporation 5,609,884
219,557 CSX Corporation 6,380,326
69,201 Expeditors International of
Washington, Inc. 6,771,318
30,643 IDEX Corporation 6,812,245
9,227 L3Harris Technologies, Inc. 2,274,179
2,765 Old Dominion Freight Line, Inc. 759,269
175,641 Pentair plc 7,543,781
51,601 Republic Services, Inc. 6,843,325
41,012 Union Pacific Corporation 8,085,106
40,202 United Parcel Service, Inc. 6,744,689
70,719 Verisk Analytics, Inc. 12,929,555
21,241 Waste Connections, Inc. 2,801,900
174,789 Waste Management, Inc. 27,681,334
Total 126,969,499
Information Technology (19.0%)
40,089 Adobe, Inc.
a
12,768,346
49,887 Adtran Holdings, Inc. 1,120,462
80,360 Apple, Inc. 12,322,402
152,015 Arista Networks, Inc.
a
18,372,533
8,929 Aspen Technology, Inc.
a
2,155,907
7,448 Autodesk, Inc.
a
1,596,106
46,525 Automatic Data Processing, Inc. 11,245,092
12,876 Cadence Design Systems, Inc.
a
1,949,298
371,223 Cisco Systems, Inc. 16,864,661
27,426 Fortinet, Inc.
a
1,567,670
31,902 Jack Henry & Associates, Inc. 6,350,412
110,653 Keysight Technologies, Inc.
a
19,270,220
3,354 Lam Research Corporation 1,357,632
62,175 Mastercard , Inc. 20,404,592
13,427 Microsoft Corporation 3,116,810
9,551 Motorola Solutions, Inc. 2,384,980
50,388 Paychex, Inc. 5,961,404
13,489 QUALCOMM, Inc. 1,587,116
1,580 Salesforce, Inc.
a
256,892

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (19.0%) - continued
16,406 Silicon Laboratories, Inc.
a
$ 1,885,378
26,651 Skyworks Solutions, Inc. 2,292,253
95,475 Splunk , Inc.
a
7,934,927
116,482 Texas Instruments, Inc. 18,710,504
5,917 Tyler Technologies, Inc.
a
1,913,144
18,177 VeriSign, Inc.
a
3,643,761
69,940 Visa, Inc. 14,488,770
Total 191,521,272
Materials (2.0%)
24,094 Celanese Corporation 2,315,915
6,949 CF Industries Holdings, Inc. 738,401
37,460 LyondellBasell Industries NV 2,863,817
306,490 Newmont Corporation 12,970,657
8,201 Royal Gold, Inc. 778,767
Total 19,667,557
Real Estate (2.6%)
83,775 National Storage Affiliates Trust 3,573,842
72,256 Public Storage, Inc. 22,381,296
Total 25,955,138
Utilities (7.2%)
358,592 Consolidated Edison, Inc. 31,541,752
71,251 Entergy Corporation 7,633,832
110,391 Evergy , Inc. 6,748,202
633,797 NiSource, Inc. 16,282,245
11,210 NorthWestern Corporation 592,224
61,212 OGE Energy Corporation 2,242,196
48,673 Sempra Energy 7,346,703
Total 72,387,154
Total Common Stock
(cost $917,855,910) 1,005,980,866
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
108,616 3.610% 1,086,160
Total Short-Term Investments
(cost $1,086,160) 1,086,160
Total Investments (cost
$918,942,070) 99.9% $1,007,067,026
Other Assets and Liabilities, Net
0.1% 912,625
Total Net Assets 100.0% $1,007,979,651
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 137,176,624
Gross unrealized depreciation (52,243,567)
Net unrealized appreciation (depreciation) $ 84,933,057
Cost for federal income tax purposes $ 922,133,969

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 90,852,581 90,852,581 – –
Consumer Discretionary 49,272,653 49,272,653 – –
Consumer Staples 151,493,851 151,493,851 – –
Energy 19,601,213 19,601,213 – –
Financials 56,721,372 56,721,372 – –
Health Care 201,538,576 201,538,576 – –
Industrials 126,969,499 126,969,499 – –
Information Technology 191,521,272 191,521,272 – –
Materials 19,667,557 19,667,557 – –
Real Estate 25,955,138 25,955,138 – –
Utilities 72,387,154 72,387,154 – –
Subtotal Investments in Securities $1,005,980,866 $1,005,980,866 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,086,160
Subtotal Other Investments $1,086,160
Total Investments at Value $1,007,067,026
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $1,211 $23,928 $24,053 $1,086 109 0.1%
Total Affiliated Short-Term Investments 1,211 1,086 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 27,062 27,062 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,211 $1,086
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $17
Total Income/Non Income Cash from Affiliated Investments $17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 56
Total Affiliated Income from Securities Loaned, Net $56
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.1% )
a
Value
Enterprise Fleet Financing, LLC
$ 2,474,387
1.485% ,4/20/2023, Ser.
2022-1
b
$ 2,468,874
NMEF Funding, LLC
2,618,191
0.968% ,3/15/2023, Ser.
2022-A
b
2,611,200
Total 5,080,074
Principal
Amount Basic Materials ( 3.2% )
a
Value
BASF SE
25,000,000 4.200% ,12/5/2022
b
24,907,833
EI du Pont de Nemours & Company
1,500,000 3.950% ,12/12/2022
b
1,492,710
25,000,000 4.050% ,12/20/2022
b
24,853,820
19,250,000 4.200% ,12/22/2022
b
19,132,605
International Paper Company
25,000,000 3.630% ,11/1/2022
b
24,997,662
Nutrien, Ltd.
8,750,000 3.900% ,11/9/2022
b
8,741,622
6,665,000 4.250% ,11/16/2022
b
6,653,447
25,000,000 4.250% ,11/23/2022
b
24,936,590
Total 135,716,289
Principal
Amount Capital Goods ( 9.3% )
a
Value
Amcor Finance USA, Inc.
10,000,000 3.600% ,11/1/2022
b,c
9,999,065
17,205,000 4.120% ,11/16/2022
b,c
17,175,423
Amcor Flexibles North America,
Inc.
10,000,000 3.650% ,11/3/2022
b,c
9,997,032
13,695,000 4.240% ,11/18/2022
b,c
13,668,295
23,000,000 4.240% ,11/22/2022
b,c
22,944,621
12,620,000 4.550% ,12/2/2022
b,c
12,574,781
Amphenol Corporation
25,000,000 3.620% ,11/2/2022
b
24,995,314
25,000,000 3.950% ,11/4/2022
b
24,990,253
Caterpillar Financial Services
Corporation
19,000,000
2.978% (SOFRRATE +
0.150%),11/17/2022
d
18,994,289
19,809,000
3.415% (LIBOR 3M +
0.510%),5/15/2023
d
19,826,998
Eaton Capital Unlimited
25,000,000 3.700% ,11/4/2022
b,c
24,990,003
25,000,000 3.920% ,11/7/2022
b,c
24,981,673
John Deere Canada, ULC
15,000,000 4.180% ,1/13/2023
b,c
14,874,786
John Deere Capital Corporation
12,471,000
3.695% (LIBOR 3M +
0.550%),6/7/2023
d
12,474,528
19,450,000
3.679% (SOFRRATE +
0.120%),7/10/2023
d
19,360,853
Parker-Hannifin Corporation
20,500,000 4.420% ,12/29/2022
b
20,349,148
25,000,000 4.750% ,1/10/2023
b
24,774,772
Raytheon Technologies Corporation
25,000,000 4.050% ,11/8/2022
b
24,978,994
Waste Management, Inc.
25,000,000 4.000% ,11/7/2022
b,c
24,981,674
Principal
Amount Capital Goods (9.3%)
a
Value
$ 25,000,000 4.100% ,11/14/2022
b,c
$ 24,962,667
Total 391,895,169
Principal
Amount Communications Services ( 1.8% )
a
Value
AT&T, Inc.
25,000,000 3.700% ,11/4/2022
b
24,990,003
Verizon Communications, Inc.
25,000,000 3.500% ,11/8/2022
b
24,978,994
25,000,000 3.600% ,11/14/2022
b
24,962,608
Total 74,931,605
Principal
Amount Consumer Cyclical ( 5.3% )
a
Value
Charta, LLC
25,000,000 3.010% ,11/14/2022
b,c
24,965,175
25,000,000 3.070% ,12/2/2022
b,c
24,915,844
25,000,000 3.950% ,1/17/2023
b,c
24,761,883
Toyota Financial Services de Puerto
Rico, Inc.
25,000,000 2.970% ,11/7/2022 24,984,542
15,650,000 4.000% ,12/9/2022 15,587,541
Toyota Motor Credit Corporation
7,944,000 2.700% ,1/11/2023 7,916,653
18,437,000
4.299% (LIBOR 3M +
0.390%),1/11/2023
d
18,418,752
Volkswagen Group of America
Finance, LLC
24,905,000 0.750% ,11/23/2022
b
24,834,771
VW Credit, Inc.
25,000,000 3.950% ,11/8/2022
b,c
24,978,994
20,000,000 3.790% ,11/9/2022
b,c
19,981,040
Wal-Mart Stores, Inc.
13,900,000 3.080% ,11/2/2022
b
13,897,581
Total 225,242,776
Principal
Amount Consumer Non-Cyclical ( 4.7% )
a
Value
AbbVie, Inc.
7,300,000 2.300% ,11/21/2022 7,290,173
6,359,000
3.634% (LIBOR 3M +
0.650%),11/21/2022
d
6,354,485
Diageo Capital plc
25,000,000 3.850% ,11/8/2022
b,c
24,978,995
25,000,000 3.850% ,11/9/2022
b,c
24,976,300
General Mills, Inc.
25,000,000 4.300% ,11/21/2022
b
24,942,804
Medtronic Global Holdings SCA
20,600,000 4.250% ,11/17/2022
b,c
20,564,211
Nestle Finance International, Ltd.
25,000,000 3.580% ,11/29/2022
b,c
24,927,299
Philip Morris International Inc.
14,500,000 2.500% ,11/2/2022 14,500,000
Reckitt Benckiser Treasury Services
plc
25,000,000 3.300% ,11/28/2022
b,c
24,924,322
Roche Holdings, Inc.
25,000,000
3.550% (SOFRRATE +
0.330%),9/11/2023
b,d
24,952,795
Total 198,411,384

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Energy ( 3.6% )
a
Value
Baker Hughes, Inc.
$ 25,000,000 4.300% ,12/30/2022
b
$ 24,830,417
BP Capital Markets plc
20,000,000 2.500% ,11/6/2022 19,994,196
25,000,000 4.010% ,11/29/2022
b,c
24,921,640
Chevron Corporation
31,525,000
3.821% (LIBOR 3M +
0.900%),5/11/2023
d
31,543,053
Chevron USA, Inc.
25,000,000
3.121% (LIBOR 3M +
0.200%),8/11/2023
d
24,938,472
Schlumberger Holdings
Corporation
25,000,000 3.740% ,11/30/2022
b,c
24,923,333
Total 151,151,111
Principal
Amount Financials ( 43.3% )
a
Value
ANZ New Zealand International,
Ltd. of London
10,000,000 1.900% ,2/13/2023
b
9,911,843
Australia & New Zealand Banking
Group, Ltd.
15,000,000
3.440% (SOFRRATE +
0.390%),11/7/2022
b,d
15,000,868
31,855,000
3.474% (LIBOR 3M +
0.490%),11/21/2022
b,d
31,843,795
20,000,000
3.450% (SOFRRATE +
0.400%),12/1/2022
b,d
20,003,867
25,000,000
3.420% (SOFRRATE +
0.370%),4/28/2023
b,d
24,971,936
Bank of Montreal Chicago
15,000,000
3.550% (SOFRRATE +
0.500%),5/5/2023
d
14,982,980
Bank of Nova Scotia
25,000,000
3.570% (SOFRRATE +
0.520%),1/30/2023
b,d
25,002,443
25,000,000
3.600% (SOFRRATE +
0.550%),5/22/2023
b,d
24,982,039
Bank of Nova Scotia/Houston
25,000,000
3.570% (SOFRRATE +
0.520%),3/14/2023
d
24,998,372
Barclays Bank plc
3,000,000 3.080% ,11/29/2022
b,c
2,990,921
Barton Capital SA
18,000,000 3.250% ,12/7/2022
b,c
17,929,034
BPCE SA
7,500,000 3.180% ,12/1/2022
b
7,475,930
Canadian Imperial Bank of
Commerce/New York NY
25,000,000
3.300% (SOFRRATE +
0.250%),12/23/2022
d
24,996,892
Chariot Funding, LLC
25,000,000
3.440% (SOFRRATE +
0.400%),11/10/2022
b,d
25,002,142
25,000,000 3.150% ,11/14/2022
b
24,965,175
25,000,000
3.310% (SOFRRATE +
0.270%),1/11/2023
b,d
24,990,198
25,000,000
3.590% (SOFRRATE +
0.550%),2/1/2023
b,d
25,001,790
Charles Schwab Corporation
25,000,000
3.320% (SOFRRATE +
0.280%),11/22/2022
b,d
25,002,079
Principal
Amount Financials (43.3%)
a
Value
Ciesco, LLC
$ 25,000,000 2.955% ,12/20/2022
b,c
$ 24,863,090
Citibank NA
25,000,000
3.490% (SOFRRATE +
0.450%),5/25/2023
d
24,946,989
Citigroup Global Markets
25,000,000
3.690% (SOFRRATE +
0.650%),9/21/2023
b,d
24,955,652
Cooperatieve Rabobank UA/NY
10,000,000 2.750% ,1/10/2023 9,960,404
12,258,000
4.389% (LIBOR 3M +
0.480%),1/10/2023
d
12,252,292
CRC Funding, LLC
25,000,000 2.900% ,11/2/2022
b,c
24,995,654
Dealers Capital Access Trust, LLC
25,000,000 3.940% ,12/23/2022 24,854,912
Equifax, Inc.
25,000,000 4.020% ,11/14/2022
b
24,962,608
25,000,000 4.050% ,11/15/2022
b
24,959,823
Goldman Sachs Bank USA/New
York, NY
25,000,000
3.744% (SOFRRATE +
0.250%),11/25/2022
d
25,001,811
25,000,000
3.314% (SOFRRATE +
0.280%),2/3/2023
d
24,983,721
25,000,000
3.697% (SOFRRATE +
0.300%),2/17/2023
d
24,981,004
Goldman Sachs International
10,770,000 3.690% ,12/19/2022
b
10,712,859
25,000,000 3.810% ,12/30/2022
b
24,833,750
Healthpeak Properties, Inc.
3,000,000 3.500% ,11/29/2022
b
2,990,239
Jupiter Securitization Company,
LLC
25,000,000
3.490% (SOFRRATE +
0.450%),4/6/2023
b,c,d
24,983,867
KfW
25,000,000 3.240% ,11/15/2022
b,c
24,968,750
25,000,000 3.305% ,11/21/2022
b,c
24,955,521
25,000,000 3.460% ,12/16/2022
b,c
24,890,207
Macquarie Bank, Ltd.
12,034,000 0.441% ,12/16/2022
b
11,974,796
Met Tower Global Funding
5,875,000
4.190% (SOFRRATE +
0.550%),1/17/2023
b,d
5,873,502
MetLife Short Term Funding, LLC
25,000,000 3.250% ,11/28/2022
b
24,928,483
Metropolitan Life Global Funding I
18,238,000 3.000% ,1/10/2023
b
18,167,551
9,800,000
4.196% (SOFRRATE +
0.570%),1/13/2023
b,d
9,802,509
Mizuho Bank, Ltd.
25,000,000
4.600% (SOFRRATE +
0.800%),4/27/2023
d
24,999,236
MUFG Bank, Ltd.
15,000,000
3.580% (SOFRRATE +
0.540%),3/17/2023
d
14,994,687
National Australia Bank, Ltd.
21,620,000
3.655% (LIBOR 3M +
0.410%),12/13/2022
b,d
21,598,060
25,000,000
3.450% (SOFRRATE +
0.400%),2/24/2023
b,d
24,991,083

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (43.3%)
a
Value
Nationwide Building Society
$ 19,955,000 2.000% ,1/27/2023
b
$ 19,799,936
New York Life Global Funding
25,000,000
4.189% (LIBOR 3M +
0.280%),1/10/2023
b,d
24,969,290
20,225,000
2.816% (SOFRRATE +
0.220%),2/2/2023
b,d
20,217,757
5,000,000
4.052% (SOFRINDX +
0.360%),10/21/2023
b,d
4,991,350
Nordea Bank Abp/New York NY
15,000,000
3.450% (SOFRRATE +
0.400%),11/18/2022
d
15,002,030
15,000,000
3.550% (SOFRRATE +
0.510%),11/23/2022
d
15,003,491
25,000,000
3.630% (SOFRRATE +
0.580%),8/31/2023
d
24,961,698
Old Line Funding, LLC
25,000,000 2.590% ,11/17/2022
b,c
24,957,417
25,000,000
3.640% (SOFRRATE +
0.600%),1/31/2023
b,c,d
25,003,388
25,000,000
3.630% (SOFRRATE +
0.590%),2/7/2023
b,c,d
25,000,061
25,000,000
3.470% (SOFRRATE +
0.430%),2/22/2023
b,c,d
24,994,597
Pacific Life Short Term Funding,
LLC
7,800,000 2.750% ,11/1/2022
b
7,799,343
6,150,000 2.700% ,11/2/2022
b
6,148,938
6,300,000 3.000% ,12/23/2022
b
6,263,373
Private Export Funding Corporation
16,411,000 2.050% ,11/15/2022 16,398,964
Prudential Funding, LLC
10,000,000 3.400% ,11/15/2022
c
9,985,221
Royal Bank of Canada
25,000,000
3.300% (SOFRRATE +
0.250%),1/11/2023
d
24,989,005
30,190,000
4.439% (LIBOR 3M +
0.360%),1/17/2023
d
30,154,990
10,000,000
3.800% (SOFRRATE +
0.750%),7/27/2023
b,d
10,000,035
7,000,000
4.408% (LIBOR 3M +
0.660%),10/5/2023
d
6,991,922
Skandinaviska Enskilda Banken AB
10,250,000 2.880% ,12/5/2022
b
10,213,198
28,469,000
3.881% (LIBOR 3M +
0.645%),12/12/2022
b,d
28,450,107
14,000,000
3.402% (LIBOR 3M +
0.320%),9/1/2023
b,d
13,937,537
Sumitomo Mitsui Banking
Corporation/New York
25,000,000
3.450% (SOFRRATE +
0.400%),3/22/2023
d
24,978,347
15,000,000
3.480% (SOFRRATE +
0.430%),3/28/2023
d
14,987,460
Sumitomo Mitsui Trust Bank, Ltd.
25,000,000 2.920% ,11/15/2022 24,993,489
Svenska Handelsbanken/New York
NY
25,000,000
3.520% (SOFRRATE +
0.480%),1/27/2023
d
24,997,893
15,000,000
3.280% (SOFRRATE +
0.240%),2/15/2023
d
14,986,811
10,000,000
3.770% (SOFRRATE +
0.730%),8/3/2023
d
9,996,820
Principal
Amount Financials (43.3%)
a
Value
Swedbank AB/New York
$ 15,000,000
3.440% (SOFRRATE +
0.390%),11/3/2022
d
$ 15,000,407
15,000,000
3.510% (SOFRRATE +
0.460%),12/23/2022
d
15,002,285
Thunder Bay Funding, LLC
25,000,000
4.039% (TSFR1M +
0.370%),11/28/2022
b,c,d
25,000,000
Toronto-Dominion Bank
24,861,000
3.612% (LIBOR 3M +
0.530%),12/1/2022
d
24,849,043
15,000,000
3.808% (SOFRRATE +
0.240%),1/6/2023
d
14,990,972
15,000,000
3.540% (SOFRRATE +
0.500%),3/6/2023
b,d
14,995,608
5,169,000
4.867% (LIBOR 3M +
0.640%),7/19/2023
d
5,167,435
Toronto-Dominion Holdings USA,
Inc.
15,000,000
3.280% (SOFRRATE +
0.250%),2/9/2023
d
14,990,738
15,000,000
3.530% (FEDL 1M +
0.450%),5/15/2023
d
14,984,596
15,000,000
3.690% (SOFRRATE +
0.650%),7/3/2023
d
14,989,459
Truist Bank
11,000,000
3.933% (SOFRRATE +
0.730%),3/9/2023
d
10,997,064
US Bank NA/Cincinnati OH
15,000,000
3.594% (LIBOR 3M +
0.400%),12/9/2022
d
14,987,543
Victory Receivables Corporation
25,000,000 3.600% ,12/15/2022
b,c
24,876,562
25,000,000 4.010% ,1/17/2023
b,c
24,756,575
Welltower, Inc.
50,000,000 3.600% ,11/1/2022
b
49,995,240
25,000,000 3.835% ,11/3/2022
b
24,992,623
Westpac Banking Corporation
10,000,000
4.479% (LIBOR 3M +
0.570%),1/11/2023
d
9,993,652
26,046,000
4.331% (LIBOR 3M +
0.390%),1/13/2023
d
26,019,527
15,000,000
3.270% (SOFRRATE +
0.220%),1/27/2023
b,d
14,989,268
5,000,000
3.625% (LIBOR 3M +
0.720%),5/15/2023
d
5,001,581
Westpac Banking Corporation/NY
15,000,000
3.240% (SOFRRATE +
0.190%),1/12/2023
d
14,991,524
Total 1,830,181,534
Principal
Amount Technology ( 1.7% )
a
Value
QUALCOMM, Inc.
25,000,000 3.260% ,11/30/2022
b
24,922,292
25,170,000
5.145% (LIBOR 3M +
0.730%),1/30/2023
d
25,182,679
Visa, Inc.
20,000,000 2.800% ,12/14/2022 19,966,601
Total 70,071,572

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Transportation ( 0.3% )
a
Value
Canadian Pacific Railway Company
$ 10,600,000 3.650% ,11/3/2022
b
$ 10,596,907
Total 10,596,907
Principal
Amount
U.S. Government & Agencies
( 9.5% )
a
Value
Federal Home Loan Bank
50,000,000
3.060% (SOFRRATE +
0.010%),12/27/2022
d
50,000,567
15,000,000
3.060% (SOFRRATE +
0.010%),12/29/2022
d
15,000,470
10,000,000
3.070% (SOFRRATE +
0.020%),1/3/2023
d
10,001,597
20,000,000
3.065% (SOFRRATE +
0.015%),1/26/2023
d
20,000,290
15,000,000
3.075% (SOFRRATE +
0.025%),1/27/2023
d
15,001,859
30,000,000
3.075% (SOFRRATE +
0.025%),2/6/2023
d
30,003,836
10,000,000
3.080% (SOFRRATE +
0.030%),2/28/2023
d
10,000,304
25,000,000
3.080% (SOFRRATE +
0.030%),3/21/2023
d
25,000,374
15,000,000
3.090% (SOFRRATE +
0.040%),3/27/2023
d
15,000,721
50,000,000
3.105% (SOFRRATE +
0.055%),4/3/2023
d
50,005,496
20,000,000
3.100% (SOFRRATE +
0.050%),6/27/2023
d
20,006,393
20,000,000
3.100% (SOFRRATE +
0.050%),6/27/2023
d
20,006,393
3,330,000
3.120% (SOFRRATE +
0.070%),12/14/2023
d
3,330,174
U.S. International Development
Finance Corporation
10,208,462
3.380% (T-BILL 3M +
FLAT),11/7/2022
d
10,208,462
21,200,000 0.830% ,12/14/2022 21,228,064
3,700,000 0.950% ,4/23/2023 3,714,607
3,333,331
3.480% (T-BILL 3M +
FLAT),5/15/2026
d
3,333,330
7,327,800
3.530% (T-BILL 3M +
FLAT),9/2/2031
d
7,327,800
12,072,649
3.450% (T-BILL 3M +
FLAT),3/15/2032
d
12,072,649
12,393,162
3.450% (T-BILL 3M +
FLAT),6/15/2032
d
12,393,162
U.S. Treasury Notes
50,000,000
4.078% (USBMMY 3M +
0.037%),7/31/2024
d
49,947,114
Total 403,583,662
Principal
Amount U.S. Municipals ( 0.4% )
a
Value
Austin, TX
8,100,000 3.430% ,12/1/2022
c
8,099,239
Los Angeles County Metropolitan
Transportation Auth.
10,000,000 3.460% ,12/7/2022
c
9,999,919
Total 18,099,158
Principal
Amount Utilities ( 18.0% )
a
Value
Ameren Corporation
$ 25,000,000 3.550% ,11/1/2022 $ 24,997,662
25,000,000 3.550% ,11/2/2022 24,995,231
Ameren Illinois Company
25,000,000 4.200% ,11/22/2022 24,939,913
American Electric Power Company,
Inc.
25,000,000 4.050% ,11/15/2022
b
24,959,823
25,000,000 4.050% ,11/16/2022
b
24,957,022
American Water Capital
Corporation
10,000,000 3.800% ,11/8/2022
b,c
9,992,042
Centerpoint Energy, Inc.
15,600,000 4.300% ,11/28/2022
b
15,551,491
Consolidated Edison, Inc.
25,000,000 4.180% ,11/14/2022
b
24,962,608
25,000,000 4.120% ,11/15/2022
b
24,959,823
Dominion Energy South Carolina,
Inc.
10,000,000 3.780% ,11/2/2022 9,998,079
Dominion Energy, Inc.
6,600,000 4.150% ,11/8/2022
b
6,594,455
DTE Energy Company
25,000,000 4.110% ,11/9/2022
b,c
24,976,300
25,000,000 4.220% ,11/14/2022
b,c
24,962,608
25,000,000 4.210% ,11/16/2022
b,c
24,957,022
25,000,000 4.270% ,11/17/2022
b,c
24,954,206
Duke Energy Corporation
25,000,000 3.490% ,11/1/2022
b
24,997,676
25,000,000 4.120% ,11/7/2022
b
24,981,771
25,000,000 4.120% ,11/8/2022
b
24,979,095
Enbridge US, Inc.
10,000,000 4.150% ,11/10/2022
b,c
9,988,950
25,000,000 4.300% ,11/21/2022
b,c
24,940,558
Entergy Corporation
6,700,000 3.600% ,11/16/2022
b
6,688,714
Exelon Corporation
25,000,000 3.550% ,11/1/2022
b
24,997,662
15,000,000 4.000% ,11/7/2022
b
14,989,004
Florida Power & Light Company
25,905,000
2.961% (SOFRINDX +
0.250%),5/10/2023
d
25,816,075
National Rural Utilities Cooperative
Finance
25,000,000 4.060% ,11/22/2022 24,944,496
Nextera Energy Capital Holdings
25,000,000 4.120% ,11/14/2022
b,c
24,962,647
25,000,000 4.300% ,12/2/2022
b,c
24,910,289
NiSource, Inc.
5,000,000 3.550% ,11/3/2022
b
4,998,541
10,000,000 3.850% ,11/8/2022
b
9,991,598
25,000,000 3.900% ,11/14/2022
b
24,962,608
25,000,000 4.000% ,11/15/2022
b
24,959,823
10,000,000 4.200% ,11/22/2022
b
9,975,965
PPL Capital Funding, Inc.
4,490,000 3.450% ,11/1/2022
b,c
4,489,580
12,000,000 3.800% ,11/8/2022
b,c
11,989,917
PPL Electric Utilities Corporation
25,000,000
3.891% (LIBOR 3M +
0.250%),9/28/2023
d
24,922,735
Southern Company Gas Capital
Corporation
10,000,000 4.200% ,11/14/2022
b,c
9,984,853

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Utilities (18.0%)
a
Value
TransCanada American
Investments, Ltd.
$ 10,000,000 3.200% ,11/7/2022
b
$ 9,992,669
10,000,000 3.950% ,12/19/2022
b
9,943,133
Virginia Electric & Power Company
25,000,000 3.850% ,11/16/2022 24,959,245
Xcel Energy, Inc.
16,050,000 3.850% ,11/4/2022
b
16,043,635
Total 761,169,524
Total Investments (cost
$4,277,946,560) 101.2% $4,276,130,765
Other Assets and Liabilities,
Net (1.2)% (49,347,067)
Total Net Assets 100.0% $4,226,783,698
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2022, the value of these investments was $2,669,193,427 or
63.1% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as
of October 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 152,462
Gross unrealized depreciation (1,968,257)
Net unrealized appreciation (depreciation) $ (1,815,795)
Cost for federal income tax purposes $ 4,277,946,560
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 5,080,074 – 5,080,074 –
Basic Materials 135,716,289 – 135,716,289 –
Capital Goods 391,895,169 – 391,895,169 –
Communications Services 74,931,605 – 74,931,605 –
Consumer Cyclical 225,242,776 – 225,242,776 –
Consumer Non-Cyclical 198,411,384 – 198,411,384 –
Energy 151,151,111 – 151,151,111 –
Financials 1,830,181,534 – 1,830,181,534 –
Technology 70,071,572 – 70,071,572 –
Transportation 10,596,907 – 10,596,907 –
U.S. Government & Agencies 403,583,662 – 403,583,662 –
U.S. Municipals 18,099,158 – 18,099,158 –
Utilities 761,169,524 – 761,169,524 –
Total Investments at Value $4,276,130,765 $– $4,276,130,765 $–

Small Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (0.4%)
155,634 Imax Corporation
a
$ 1,981,221
Total 1,981,221
Consumer Discretionary (10.3%)
252,962 Cedar Fair, LP 10,422,034
631,482 Everi Holdings, Inc.
a
11,985,528
91,056 Grand Canyon Education, Inc.
a
9,162,965
41,353 Lear Corporation 5,736,075
66,241 Papa John's International, Inc. 4,811,084
238,088 Tapestry, Inc. 7,542,628
34,841 Wyndham Hotels & Resorts, Inc. 2,645,477
170,297 Zumiez, Inc.
a
3,819,762
Total 56,125,553
Consumer Staples (4.8%)
29,740 Casey's General Stores, Inc. 6,920,795
226,029 Hain Celestial Group, Inc.
a
4,229,003
103,409 Lamb Weston Holdings, Inc. 8,915,924
413,803 Primo Water Corporation 6,037,386
Total 26,103,108
Energy (9.0%)
344,145 Helmerich & Payne, Inc. 17,038,619
337,345 Magnolia Oil & Gas Corporation 8,663,019
151,800 Matador Resources Company 10,087,110
587,012 NOV, Inc. 13,149,069
Total 48,937,817
Financials (24.7%)
201,481 Banner Corporation 15,060,705
508,757 Berkshire Hills Bancorp, Inc. 14,881,142
284,709 Cadence Bank 7,872,204
274,051 Columbia Banking System, Inc. 9,172,487
413,445 Eastern Bankshares, Inc. 7,925,741
190,829 Equitable Holdings, Inc. 5,843,184
259,661 Federated Hermes, Inc. 9,023,220
778,200 First Commonwealth Financial
Corporation 11,159,388
50,283 Houlihan Lokey, Inc. 4,491,277
720,009 Old National Bancorp 14,083,376
100,314 RLI Corporation 13,047,842
259,866 Synovus Financial Corporation 10,355,660
126,849 Wintrust Financial Corporation 11,875,603
Total 134,791,829
Health Care (6.1%)
89,990 Acadia Healthcare Company, Inc.
a
7,316,187
183,429 Envista Holdings Corporation
a
6,054,991
73,941 Halozyme Therapeutics, Inc.
a
3,535,119
79,544 Ionis Pharmaceuticals, Inc.
a
3,515,845
156,041 NuVasive, Inc.
a
6,886,089
57,354 Progyny, Inc.
a
2,550,533
72,797 Syneos Health, Inc.
a
3,667,513
Total 33,526,277
Industrials (18.8%)
243,263 AAR Corporation
a
10,781,416
131,956 Air Lease Corporation 4,656,727
146,736 Barnes Group, Inc. 5,190,052
54,519 Crane Holdings, Company 5,470,437
39,274 Curtiss-Wright Corporation 6,591,355
336,310 Dun & Bradstreet Holdings, Inc. 4,321,584
Shares Common Stock (96.8%) Value
Industrials (18.8%) - continued
45,197 Forward Air Corporation $ 4,785,006
286,139 Greenbrier Companies, Inc. 10,103,568
153,502 IAA, Inc.
a
5,822,331
163,326 Kirby Corporation
a
11,391,989
158,421 ManpowerGroup, Inc. 12,410,701
828,046 Resources Connection, Inc. 15,128,400
45,254 WESCO International, Inc.
a
6,234,644
Total 102,888,210
Information Technology (7.0%)
97,285 Ciena Corporation
a
4,659,952
273,984 Knowles Corporation
a
3,767,280
11,809 Littelfuse, Inc. 2,600,932
217,947 National Instruments Corporation 8,321,216
83,412 Plexus Corporation
a
8,207,741
107,169 TTEC Holdings, Inc. 4,765,805
397,742 TTM Technologies, Inc.
a
6,089,430
Total 38,412,356
Materials (6.9%)
75,295 AptarGroup, Inc. 7,465,499
59,879 Ashland, Inc. 6,282,505
50,855 Berry Plastics Group, Inc.
a
2,406,459
175,535 Carpenter Technology Corporation 6,565,009
93,902 Compass Minerals International,
Inc. 3,712,885
91,938 Ingevity Corporation
a
6,184,669
189,907 Summit Materials, Inc.
a
5,004,049
Total 37,621,075
Real Estate (6.0%)
99,014 Agree Realty Corporation 6,802,262
431,290 Cushman and Wakefield plc
a
4,981,399
160,881 Healthcare Realty Trust, Inc. 3,270,711
415,926 Independence Realty Trust, Inc. 6,970,920
93,958 National Storage Affiliates Trust 4,008,248
410,272 Pebblebrook Hotel Trust 6,580,763
Total 32,614,303
Utilities (2.8%)
114,298 Black Hills Corporation 7,471,660
110,867 Spire, Inc. 7,739,626
Total 15,211,286
Total Common Stock
(cost $518,435,211) 528,213,035
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
1,714,825 3.610% 17,148,252
Total Short-Term Investments
(cost $17,148,252) 17,148,252
Total Investments (cost
$535,583,463) 100.0% $545,361,287
Other Assets and Liabilities, Net
<0.1% 219,891
Total Net Assets 100.0% $545,581,178
a Non-income producing security.

Small Cap Value Fund
Schedule of Investments as of October 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 35,966,303
Gross unrealized depreciation (28,602,000)
Net unrealized appreciation (depreciation) $ 7,364,303
Cost for federal income tax purposes $ 537,996,984
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2022, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,981,221 1,981,221 – –
Consumer Discretionary 56,125,553 56,125,553 – –
Consumer Staples 26,103,108 26,103,108 – –
Energy 48,937,817 48,937,817 – –
Financials 134,791,829 134,791,829 – –
Health Care 33,526,277 33,526,277 – –
Industrials 102,888,210 102,888,210 – –
Information Technology 38,412,356 38,412,356 – –
Materials 37,621,075 37,621,075 – –
Real Estate 32,614,303 32,614,303 – –
Utilities 15,211,286 15,211,286 – –
Subtotal Investments in Securities $528,213,035 $528,213,035 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 17,148,252
Subtotal Other Investments $17,148,252
Total Investments at Value $545,361,287
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
3/31/2022
Gross
Purchases
Gross
Sales
Value
10/31/2022
Shares Held at
10/31/2022
% of Net
Assets
10/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $— $246,537 $229,389 $17,148 1,715 3.2%
Total Affiliated Short-Term Investments — 17,148 3.2
Total Value $— $17,148
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
3/31/2022
- 10/31/2022
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.610% $– $– $– $158
Total Income/Non Income Cash from Affiliated Investments $158
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2022
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $938,987,647 $498,460,265 $443,400,434
Investments in affiliated securities at cost $32,793,642 $5,704,064 $4,844,861
Investments in unaffiliated securities at value (#) 714,149,988 397,411,670 424,307,401
Investments in affiliated securities at value 32,793,642 5,704,064 4,844,861
Cash 47,810 26,615 —
Foreign currency 1,295
(a)
462,292
(b)
789,822
(c)
Initial margin deposit on open futures contracts — 1,796,763 506,968
Dividends and interest receivable 11,747,941 595,815 3,041,902
Prepaid expenses 4,172 3,534 3,521
Prepaid trustee fees 1,263 1,263 1,263
Receivable for:
Investments sold — — 3,844,418
Total Assets 758,746,111 406,002,016 437,340,156
Liabilities
Accrued expenses 19,744 144,254 61,807
Payable for:
Investments purchased — — 2,954,433
Return of collateral for securities loaned 13,502,839 1,648,950 3,638,761
Foreign capital gain tax liability — 468,923 —
Variation margin on open future contracts — 57,720 57,717
Administrative service fees 10,671 6,189 5,994
Director deferred compensation 2,198 1,591 2,198
Contingent liabilities^ — — —
Total Liabilities 13,535,452 2,327,627 6,720,910
Net Assets
Capital stock (beneficial interest) 1,027,180,296 546,171,069 480,159,079
Distributable earnings/(accumulated loss) (281,969,637) (142,496,680) (49,539,833)
Total Net Assets $745,210,659 $403,674,389 $430,619,246
Shares of beneficial interest outstanding 105,328,550 54,366,063 52,045,629
Net asset value per share $7.08 $7.43 $8.27
(#) Includes securities on loan of $13,095,445 $1,593,910 $3,370,785
(a) Foreign currency holdings, (cost $1,291).
(b) Foreign currency holdings, (cost $458,144).
(c) Foreign currency holdings, (cost $779,868).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2022
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $917,855,910 $4,277,946,560 $518,435,211
Investments in affiliated securities at cost $1,086,160 $— $17,148,252
Investments in unaffiliated securities at value (#) 1,005,980,866 4,276,130,765 528,213,035
Investments in affiliated securities at value 1,086,160 — 17,148,252
Cash — 410,842 —
Dividends and interest receivable 1,208,340 7,096,947 241,757
Prepaid expenses 4,517 14,117 4,982
Prepaid trustee fees 1,263 1,263 1,263
Receivable for:
Investments sold 30,059,046 — —
Total Assets 1,038,340,192 4,283,653,934 545,609,289
Liabilities
Distributions payable — 11,752,542 —
Accrued expenses 13,316 27,116 19,568
Payable for:
Investments purchased 30,331,264 45,087,541 —
Administrative service fees 13,771 — 7,365
Director deferred compensation 2,190 3,037 1,178
Contingent liabilities^ — — —
Total Liabilities 30,360,541 56,870,236 28,111
Net Assets
Capital stock (beneficial interest) 824,733,102 4,229,905,415 539,996,818
Distributable earnings/(accumulated loss) 183,246,549 (3,121,717) 5,584,360
Total Net Assets $1,007,979,651 $4,226,783,698 $545,581,178
Shares of beneficial interest outstanding 83,390,661 422,794,978 58,257,886
Net asset value per share $12.09 $10.00 $9.36
(#) Includes securities on loan of $— $— $—
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2022
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Investment Income
Dividends $163,278 $19,837,157 $16,242,465
Interest 47,784,214 5,032 4,926
Affiliated income from securities loaned, net 82,269 67,620 93,363
Income from affiliated investments 254,766 67,773 15,422
Foreign tax withholding — (2,049,463) (1,794,825)
Total Investment Income 48,284,527 17,928,119 14,561,351
Expenses
Administrative service fees 222,029 158,812 161,501
Audit and legal fees 39,399 73,751 67,513
Custody fees 67,910 665,877 176,187
Insurance expenses 7,061 5,873 5,991
Printing and postage expenses 7,010 9,710 8,786
Transfer agent fees 8,750 8,750 8,750
Directors' fees 8,214 8,336 8,214
Pricing service fees 27,283 45,128 41,768
Other expenses 13,793 27,447 18,495
Total Expenses Before Reimbursement 401,449 1,003,684 497,205
Total Net Expenses 401,449 1,003,684 497,205
Net Investment Income/(Loss) 47,883,078 16,924,435 14,064,146
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (41,236,020) (40,772,895)
(a)
7,011,901
Distributions of realized capital gains from affiliated
investments 6,585 807 1,437
Futures contracts — (8,743,873) (2,321,302)
Foreign currency transactions (31) (956,640) (736,661)
Change in net unrealized appreciation/(depreciation) on:
Investments (237,746,529) (154,974,555) (161,399,150)
Futures contracts — (537,254) (99,376)
Foreign currency transactions 3 (8,023) (236,331)
Foreign capital gain tax liability — 965,953 —
Net Realized and Unrealized Gains/(Losses) (278,975,992) (205,026,480) (157,779,482)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(231,092,914) $(188,102,045) $(143,715,336)
(a) Includes foreign capital gain taxes paid of  $809,622.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2022
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
(a)
Investment Income
Dividends $20,215,316 $— $3,614,322
Interest — 68,378,771 11,074
Affiliated income from securities loaned, net 56,181 — —
Income from affiliated investments 17,374 — 158,213
Foreign tax withholding (2,994) — (9,290)
Total Investment Income 20,285,877 68,378,771 3,774,319
Expenses
Administrative service fees 247,311 90,000 80,549
Amortization of offering costs — — 2,582
Audit and legal fees 40,432 55,837 32,591
Custody fees 18,297 87,260 13,773
Insurance expenses 7,293 23,329 2,999
Printing and postage expenses 7,467 7,491 3,660
Transfer agent fees 8,750 8,750 2,917
Directors' fees 8,215 8,059 5,189
Pricing service fees 1,188 59,999 564
Other expenses 12,887 12,643 4,729
Total Expenses Before Reimbursement 351,840 353,368 149,553
Less:
Reimbursement from adviser — — (501)
Total Net Expenses 351,840 353,368 149,052
Net Investment Income/(Loss) 19,934,037 68,025,403 3,625,267
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 82,480,620 (323,842) (7,821,313)
Change in net unrealized appreciation/(depreciation) on:
Investments (159,849,266) (1,727,231) 9,777,824
Net Realized and Unrealized Gains/(Losses) (77,368,646) (2,051,073) 1,956,511
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(57,434,609) $65,974,330 $5,581,778
(a) For the period from March 31, 2022 (commencement date of operations ) through October 31, 2022.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
10/31/2022 10/31/2021 10/31/2022 10/31/2021
Operations
Net investment income/(loss) $47,883,078 $47,974,402 $16,924,435 $13,265,387
Net realized gains/(losses) (41,229,466) 21,993,129 (50,472,601) 38,640,217
Change in net unrealized appreciation/(depreciation) (237,746,526) (36,220,304) (154,553,879) 26,430,498
Net Change in Net Assets Resulting From Operations
(231,092,914) 33,747,227 (188,102,045) 78,336,102
Distributions to Shareholders
From net investment income/net realized gains (48,512,364) (47,899,803) (49,869,819) (4,409,076)
Total Distributions to Shareholders
(48,512,364) (47,899,803) (49,869,819) (4,409,076)
Capital Stock Transactions
Sold 9,046,411 107,389,510 104,000,000 40,000,000
Distributions reinvested 48,512,364 47,899,803 49,869,819 4,409,076
In-kind contributions – – – –
Redeemed (160,850,000) (11,225,000) (63,000,000) (46,000,000)
Total Capital Stock Transactions (103,291,225) 144,064,313 90,869,819 (1,590,924)
Net Increase/(Decrease) in Net Assets (382,896,503) 129,911,737 (147,102,045) 72,336,102
Net Assets, Beginning of Period 1,128,107,162 998,195,425 550,776,434 478,440,332
Net Assets, End of Period $745,210,659 $1,128,107,162 $403,674,389 $550,776,434
Capital Stock Share Transactions
Sold 952,421 10,845,208 9,212,412 3,683,241
Distributions reinvested 5,936,635 4,816,445 4,589,026 373,967
In-kind contributions – – – –
Redeemed (17,774,981) (1,149,895) (6,000,557) (3,674,748)
Total Capital Stock Share Transactions
(10,885,925) 14,511,758 7,800,881 382,460
(a) For the period from March 31, 2022 (commencement date of operations) through October 31, 2022.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Short-Term Reserve Fund
Small Cap Value
Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022 10/31/2021 10/31/2022
(a)
$14,064,146 $17,644,265 $19,934,037 $21,663,270 $68,025,403 $9,785,688 $3,625,267
3,955,375 95,318,989 82,480,620 166,274,816 (323,842) (542,325) (7,821,313)
(161,734,857) 153,742,953 (159,849,266) 145,736,165 (1,727,231) (647,261) 9,777,824
(143,715,336) 266,706,207 (57,434,609) 333,674,251 65,974,330 8,596,102 5,581,778
(27,365,817) (19,950,771) (172,294,759) (32,373,378) (68,025,403) (9,785,688) –
(27,365,817) (19,950,771) (172,294,759) (32,373,378) (68,025,403) (9,785,688) –
4,000,000 – – – 17,293,208,588 18,212,557,460 540,100,000
27,365,817 19,950,771 172,294,759 32,373,378 – – –
– 235,994,120 – – – – –
(222,651,148) (448,700,000) (92,000,000) (572,000,000) (19,602,553,084) (16,395,605,721) (100,600)
(191,285,331) (192,755,109) 80,294,759 (539,626,622) (2,309,344,496) 1,816,951,739 539,999,400
(362,366,484) 54,000,327 (149,434,609) (238,325,749) (2,311,395,569) 1,815,762,153 545,581,178
792,985,730 738,985,403 1,157,414,260 1,395,740,009 6,538,179,267 4,722,417,114 –
$430,619,246 $792,985,730 $1,007,979,651 $1,157,414,260 $4,226,783,698 $6,538,179,267 $545,581,178
345,126 – – – 1,729,320,858 1,821,255,746 58,267,886
2,517,554 2,025,459 13,127,212 2,583,208 – – –
– 25,243,607 – – – – –
(20,517,410) (45,041,990) (6,980,273) (45,523,459) (1,960,255,308) (1,639,560,572) (10,000)
(17,654,730) (17,772,924) 6,146,939 (42,940,251) (230,934,450) 181,695,174 58,257,886

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trust's Board of Trustees may determine from time to time.  The
Trust is divided into six separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").
The six series of the Trust are Thrivent Core Emerging Markets Debt
Fund and Thrivent Core Emerging Markets Equity Fund, which are non-diversified, and Thrivent Core International Equity Fund,
Thrivent Core Low Volatility Equity Fund, Thrivent Core Short-Term
Reserve Fund and Thrivent Core Small Cap Value Fund, which
are diversified.  Thrivent Core Short-Term Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual Funds, Thrivent Series Fund,
Inc., and Thrivent Church Loan and Income Fund.
Thrivent Core Small Cap Value Fund was incepted on February
28, 2022 and commenced operations on March 31, 2022.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
  The Board has chosen the Funds' investment adviser,
Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities.
The Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed monthly.
Dividends from Emerging Markets Equity Fund, International Equity
Fund, Low Volatility Equity Fund and Small Cap Value are declared and distributed annually.  Dividends from Short-Term Reserve Fund are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are distributed at least annually after

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a
distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2022, Core Emerging Markets
Equity and Core International Equity used equity futures to manage exposure to the equities market.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of October 31, 2022, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2022, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 13,502,839 – 13,502,839 13,095,445 – – 407,394
(^)
Emerging Markets Equity
Securities Lending 1,648,950 – 1,648,950 1,593,910 – – 55,040
(^)
International Equity
Securities Lending 3,638,761 – 3,638,761 3,370,785 – – 267,976
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Emerging Markets Debt $ 13,095,445
Emerging Markets Equity 1,593,910
International Equity 3,370,785

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Small Cap Value Fund are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the
Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31, 2022, the Adviser received aggregate fees for administrative and accounting personnel and services of $960,202 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended, October 31,
2022, Thrivent Investor Services received $46,667 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market Fund is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$42,844 in fees from the Trust during the year ended October
31, 2022. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
October 31, 2022, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, modifications of debt instruments and treatment of passive foreign investments companies.  At the end of the fiscal year, reclassifications between net asset accounts are made
for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of passive foreign investment companies and utilization of earnings and profits distributed to shareholders on redemption of shares.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2022, the components of distributable earnings on a tax basis were as follows:
 (a)  Undistributed Ordinary Income includes income derived
from short-term capital gains.
   At October 31, 2022, the following Funds had accumulated
net capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2022, capital loss carryovers utilized by the
Funds were as follows:
The tax character of distributions paid during the years ended October 31, 2022 and 2021 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2022, no Funds engaged in
these types of transactions.
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Emerging Markets Equity $(79) $79
Low Volatility Equity (1,118,142) 1,118,142
Small Cap Value 2,582 (2,582)
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Emerging Markets Debt $6,556 $ –
Emerging Markets Equity 15,011,287 –
International Equity 9,986,453 –
Low Volatility Equity 17,793,021 80,522,663
Short-Term Reserve 34,201 –
Small Cap Value 3,553,138 –
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 67,868,237
Emerging Markets Equity 45,727,360
International Equity 28,124,941
Short-Term Reserve 1,324,618
Small Cap Value 5,331,903
Fund
Capital Loss
Carryover
International Equity 1,975,389
Short-Term Reserve 29,447
Ordinary Income
(a)
Long-Term Capital Gain
Fund
10/31/2022 10/31/2021 10/31/2022 10/31/2021
Emerging Markets Debt $48,512,364 $47,899,803 $– $–
Emerging Markets Equity 29,916,516 4,409,076 19,953,303 –
International Equity 27,365,817 19,950,771 – –
Low Volatility Equity 45,631,768 27,304,328 126,662,991 5,069,050
Short-Term Reserve 68,025,403 9,785,688 – –
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $173,884 $280,840
Emerging Markets Equity 464,815 416,992
International Equity 434,619 641,576
Low Volatility Equity 820,088 891,665
Short-Term Reserve 599,447 853,373
Small Cap Value 598,350 72,093
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $57,042 $774,321

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

(7) RELATED PARTY TRANSACTIONS
As of October 31, 2022, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2022, the following
Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs. Such leverage may cause the Fund to liquidate portfolio
Fund Sector
% of Total
Net Assets
Emerging Markets Debt Foreign Government 81.2%
Short-Term Reserve Financials 43.3%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements
are volatile, and it is not possible to effectively hedge the currency risks of many developing countries. Foreign Securities Risk —
Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and
domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement
process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Health Crisis Risk
— The global pandemic outbreak of COVID-19
has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic and future pandemics cannot accurately be predicted and may negatively impact the value of the Fund’s investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. During periods of low interest rates, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The Fund’s incorporation of ESG
considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not screen for ESG attributes. The assessment of potential Fund investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be

Thrivent Core Funds
Notes to Financial Statements
October 31, 2022

made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2022 $ 9.71 $ 0.45 $ (2.62) $ (2.17) $ (0.46) $ –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
EMERGING MARKETS EQUITY FUND
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(c)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(d)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Year Ended 10/31/2022 14.98 0.23 (0.90) (0.67) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(e)
10.00 0.13 0.41 0.54 – –
SHORT-TERM RESERVE FUND
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) 0.00
SMALL CAP VALUE FUND
Year Ended 10/31/2022
(f )
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since commencement date of operations, February 3, 2020.
(d) Since inception, November 14, 2017.
(e) Since inception, February 28, 2018.
(f) Since commencement date of operations, March 31, 2022.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.46) $ 7.08 (22.88)% $ 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(2.22) 12.09 (5.48)% 1,008.0 0.03% 1.91% 0.03% 1.91% 79%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Additional Information
(Unaudited)
PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
The Trust files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
SHAREHOLDER NOTIFICATION OF FEDERAL TAX INFORMATION
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Core Emerging Markets Equity and Core Low Volatility Equity Fund hereby designate $19,953,303 and $127,162,991 respectively, as long-term capital gains distributed during the year ended October 31, 2022, or if subsequently determined to be different, the net capital gain of such year.
Core Emerging Markets Equity Fund designates 36% of dividends declared from net investment income as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the tax period ending October 31, 2022.
Core Low Volatility Equity Fund designates 38% of dividends declared from net investment income as dividends qualifying for the 70%
dividends received deduction for corporations and 40% as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October 31, 2022.
Core International Equity Fund designates 63% of dividends declared from net investment income as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the tax period ending October 31, 2022.

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of six series of the Trust and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 funds that offer Class A and Class S shares.
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.
Trustee of Thrivent ETF Trust, a registered investment company consisting of one fund.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
David Royal and Michael Kremenak also serve as Trustees of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adviser serves as investment adviser. None of the other Trustees serves on the board of Thrivent Church Loan and
Income Fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2016
Chief Financial Officer, Thrivent Financial since 2022; Executive Vice President, Chief Investment Officer,
Thrivent Financial since 2017; President, Mutual Funds since 2015; Vice President, Thrivent Financial from
2015 to 2017. Advisory Board Member of Twin Bridge Capital Partners.
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020; Vice President, Thrivent
Financial from 2015 to 2020. None.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2016
Retired. Independent Trustee of North American Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Arleas Upton Kea
(1957)
2022
Deputy to the Chairman for External Affairs, FDIC since 2021; Chief Operating Officer and Deputy to the
Chairman, FDIC from 2018 to 2021; Director, Administration, FDIC from 1999 to 2018. Board of Directors,
Combined Federal Campaign of the National Capital Area since 2021; Board of Directors, University of
Texas Alumni Association since 2021; Board of Directors, University of Texas Law School Foundation since
2021.
Paul R. Laubscher
(1956)
2016
Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022. None.
Robert J. Manilla
(1962)
2022
Vice President and Chief Investment Officer, The Kresge Foundation since 2007. Board Member of
Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management
LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020; Board Member of
McGowan Charitable fund from 2012 to 2019.
James A. Nussle
(1960)
2016
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009. None.

Board of Trustees and Officers
James W. Runcie
(1963)
2022
Co-Founder and CEO of Partnership for Education Advancement since 2017. Board Member of Follett
Higher Education since 2022; Director and Audit Committee Chair of Class Acceleration Corporation since
2021; Board Member of ECMC Group since 2021.
Constance L. Souders
(1950)
2016
Retired. None.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Chief Financial Officer, Thrivent Financial since 2022; Executive Vice President,
Chief Investment Officer, Thrivent Financial since 2017; President, Mutual Funds since 2015; Vice President, Thrivent Financial from 2015 to 2017.
Michael W. Kremenak (1978)
Trustee and Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020.
Sarah L. Bergstrom (1977)
Treasurer and Principal Accounting
Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent
Financial since 2022; Head of Mutual Fund Accounting, Thrivent Financial from
2017 to 2022; Director, Fund Accounting Administration, Thrivent Financial from
2007 to 2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
since 2018; Director, Chief Compliance Officer – Thrivent Funds, Thrivent Financial
from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent Financial since 2019; Compliance Manager of the Financial Crimes
Unit, Thrivent Financial from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Andrew R. Kellogg (1972)
Vice President
(7)
Director of Strategic Partnerships, Thrivent Financial since 2021; Director, Client
Relations, SS&C/DST Systems, Inc. from 2016 to 2021.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017.
Richard L. Ramczyk (1976)
Assistant Treasurer
(6)
Director, Fund Accounting and Valuation, Thrivent Financial since 2022; Manager,
Mutual Fund Accounting Operations, Thrivent Financial from 2011 to 2022.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal and Mr.
Kremenak are considered interested persons because of their principal occupations with Thrivent Financial.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee, other than Mr. Royal and Mr. Kremenak , oversees 65 portfolios. Mr.  Royal and Mr. Kremenak oversee 66 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Royal and Mr. Kremenak , are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
The address for this Officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.